Schedule of investments
Optimum Fixed Income Fund
June 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Asset-Backed Securities — 0.02%
SLM Student Loan Trust
Series 2003-11 A6 144A 2.379% (LIBOR03M + 0.55%) 12/15/25 #, •	33,006	$ 32,922
Series 2008-9 A 2.684% (LIBOR03M + 1.50%) 4/25/23 •	567,250	565,746
Total Agency Asset-Backed Securities (cost $600,424)		598,668

Agency Collateralized Mortgage Obligations — 2.87%
Fannie Mae Connecticut Avenue Securities
Series 2017-C03 1M2 4.624% (LIBOR01M + 3.00%) 10/25/29 •	4,515,318	4,555,243
Series 2017-C04 2M2 4.474% (LIBOR01M + 2.85%) 11/25/29 •	307,369	308,141
Series 2018-C01 1M2 3.874% (LIBOR01M + 2.25%, Floor 2.25%) 7/25/30 •	823,179	823,180
Series 2018-C03 1M2 3.774% (LIBOR01M + 2.15%, Floor 2.15%) 10/25/30 •	441,566	443,470
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	3,512	3,632
Series 2004-T1 1A2 6.50% 1/25/44	3,441	3,684
Fannie Mae REMIC Trust
Series 2004-W11 1A2 6.50% 5/25/44	24,607	26,360
Series 2004-W15 1A1 6.00% 8/25/44	17,064	17,919
Fannie Mae REMICs
Series 1999-19 PH 6.00% 5/25/29	29,669	31,191
Series 2001-14 Z 6.00% 5/25/31	1,817	1,891
Series 2007-30 OE 1.784% 4/25/37 Ω, ^	1,372,496	1,061,849
Series 2008-24 ZA 5.00% 4/25/38	4,649,863	4,845,717
	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2009-2 AS 4.076% (5.70% minus LIBOR01M, Cap 5.70%) 2/25/39 Σ, •	273,854	$ 28,008
Series 2009-68 SA 5.126% (6.75% minus LIBOR01M, Cap 6.75%) 9/25/39 Σ, •	100,750	11,560
Series 2011-118 DC 4.00% 11/25/41	266,380	261,174
Series 2017-40 GZ 3.50% 5/25/47	396,505	378,839
Series 2017-95 FA 1.15% (LIBOR01M + 0.35%, Floor 0.35%) 11/25/47 •	255,296	252,443
Freddie Mac REMICs
Series 2165 PE 6.00% 6/15/29	26,997	28,467
Series 3143 BC 5.50% 2/15/36	752,485	803,342
Series 3289 SA 5.426% (6.75% minus LIBOR01M, Cap 6.75%) 3/15/37 Σ, •	298,025	43,334
Series 4676 KZ 2.50% 7/15/45	381,138	348,658
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2018-HQA1 M2 3.924% (LIBOR01M + 2.30%) 9/25/30 •	716,161	710,365
Series 2022-DNA2 M2 144A 4.676% (SOFR + 3.75%) 2/25/42 #, •	1,000,000	897,784
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2019-DNA4 M2 144A 3.574% (LIBOR01M + 1.95%) 10/25/49 #, •	169,624	168,104
Series 2019-HQA4 M2 144A 3.674% (LIBOR01M + 2.05%) 11/25/49 #, •	117,244	116,499
NQ-OPTFI [6/22] 8/22 (2351750)    1

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2020-DNA2 M2 144A 3.474% (LIBOR01M + 1.85%) 2/25/50 #, •	253,463	$ 250,967
Series 2020-DNA6 M2 144A 2.926% (SOFR + 2.00%) 12/25/50 #, •	3,600,000	3,541,932
Series 2021-DNA1 M2 144A 2.726% (SOFR + 1.80%) 1/25/51 #, •	6,689,959	6,392,338
Series 2021-DNA3 M2 144A 3.026% (SOFR + 2.10%) 10/25/33 #, •	2,500,000	2,311,838
Series 2021-DNA5 M2 144A 2.576% (SOFR + 1.65%) 1/25/34 #, •	3,306,844	3,188,499
Series 2021-HQA1 M2 144A 3.176% (SOFR + 2.25%) 8/25/33 #, •	7,000,000	6,484,748
Series 2021-HQA2 M2 144A 2.976% (SOFR + 2.05%) 12/25/33 #, •	5,000,000	4,455,941
Series 2022-DNA1 M2 144A 3.426% (SOFR + 2.50%) 1/25/42 #, •	3,000,000	2,540,034
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	10,021	10,937
Series T-58 2A 6.50% 9/25/43 ♦	3,784	3,990
GNMA
Series 2008-65 SB 4.405% (6.00% minus LIBOR01M, Cap 6.00%) 8/20/38 Σ, •	264,606	21,162
Series 2009-2 SE 4.225% (5.82% minus LIBOR01M, Cap 5.82%) 1/20/39 Σ, •	855,824	68,071
	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2011-H21 FT 2.361% (H15T1Y + 0.70%, Cap 15.25%, Floor 0.70%) 10/20/61 •	3,882,924	$ 3,871,825
Series 2011-H23 FA 1.503% (LIBOR01M + 0.70%, Cap 11.00%, Floor 0.70%) 10/20/61 •	2,522,638	2,512,031
Series 2012-H08 FB 1.403% (LIBOR01M + 0.60%, Cap 11.00%, Floor 0.60%) 3/20/62 •	327,583	325,824
Series 2012-H18 NA 1.323% (LIBOR01M + 0.52%, Cap 10.50%, Floor 0.52%) 8/20/62 •	208,332	207,263
Series 2012-H29 SA 1.318% (LIBOR01M + 0.515%, Cap 12.00%, Floor 0.515%) 10/20/62 •	2,984,722	2,958,431
Series 2013-113 LY 3.00% 5/20/43	173,000	167,472
Series 2015-H10 FA 1.403% (LIBOR01M + 0.60%, Cap 7.50%) 4/20/65 •	8,389,688	8,304,885
Series 2015-H11 FC 1.353% (LIBOR01M + 0.55%, Cap 7.50%, Floor 0.55%) 5/20/65 •	1,005,368	995,642
Series 2015-H12 FB 1.403% (LIBOR01M + 0.60%, Cap 7.50%, Floor 0.60%) 5/20/65 •	4,423,505	4,388,383
Series 2015-H20 FB 1.403% (LIBOR01M + 0.60%, Cap 7.50%, Floor 0.60%) 8/20/65 •	1,177,096	1,168,299
Series 2015-H30 FD 1.403% (LIBOR01M + 0.60%, Cap 11.00%, Floor 0.60%) 10/20/65 •	68,998	68,580

2    NQ-OPTFI [6/22] 8/22 (2351750)

(Unaudited)
	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2016-H06 FD 1.723% (LIBOR01M + 0.92%, Cap 7.50%, Floor 0.92%) 7/20/65 •	1,253,085	$ 1,251,909
Series 2017-163 ZK 3.50% 11/20/47	3,278,441	3,193,298
Total Agency Collateralized Mortgage Obligations (cost $77,470,071)		74,855,153

Agency Commercial Mortgage-Backed Securities — 0.20%
Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27 ♦	1,070,000	1,037,533
FREMF Mortgage Trust
Series 2013-K24 B 144A 3.611% 11/25/45 #, •	3,675,000	3,674,535
Series 2017-K71 B 144A 3.881% 11/25/50 #, •	470,000	449,620
Total Agency Commercial Mortgage-Backed Securities (cost $5,189,215)		5,161,688

Agency Mortgage-Backed Securities — 19.72%
Fannie Mae
5.50% 3/1/37	4,798	4,915
5.50% 7/1/37	2,605	2,612
Fannie Mae S.F. 15 yr
2.00% 3/1/36	3,402,185	3,188,670
2.50% 7/1/36	6,385,755	6,106,451
Fannie Mae S.F. 20 yr
2.00% 3/1/41	3,071,522	2,745,916
2.00% 5/1/41	2,803,377	2,506,438
3.00% 9/1/37	1,450,916	1,425,144
Fannie Mae S.F. 30 yr
2.00% 12/1/50	8,207,149	7,155,644
2.00% 1/1/51	4,587,707	4,002,709
2.00% 2/1/51	3,882,484	3,390,659
2.00% 3/1/51	5,749,663	5,013,220
2.00% 5/1/51	1,237,887	1,075,724
2.00% 8/1/51	1,430,261	1,247,297
2.00% 1/1/52	4,028,687	3,512,014
2.50% 10/1/50	1,465,013	1,322,169
2.50% 1/1/51	3,009,599	2,712,595
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
2.50% 7/1/51	1,329,343	$ 1,201,833
2.50% 8/1/51	7,514,961	6,797,900
2.50% 2/1/52	6,019,226	5,436,515
2.50% 4/1/52	67,140	60,494
3.00% 10/1/42	1,320,556	1,262,458
3.00% 4/1/43	449,847	430,080
3.00% 1/1/47	1,755,633	1,677,455
3.00% 11/1/48	688,667	652,108
3.00% 12/1/49	3,793,275	3,560,534
3.00% 3/1/50	1,728,843	1,629,592
3.00% 7/1/50	840,311	784,749
3.00% 5/1/51	577,237	542,633
3.00% 7/1/51	4,872,889	4,575,652
3.00% 8/1/51	1,738,760	1,626,638
3.50% 2/1/47	2,416,231	2,374,419
3.50% 7/1/47	1,927,213	1,893,956
3.50% 12/1/47	395,592	385,999
3.50% 1/1/48	925,989	905,681
3.50% 2/1/48	1,703,733	1,665,943
3.50% 7/1/48	1,269,726	1,241,874
3.50% 11/1/48	1,048,255	1,025,261
3.50% 1/1/50	1,377,590	1,336,170
3.50% 3/1/50	666,744	650,687
3.50% 8/1/50	5,481,476	5,354,007
3.50% 1/1/52	1,018,948	982,077
3.50% 3/1/52	3,764,569	3,649,319
3.50% 4/1/52	3,722,175	3,584,029
3.50% 5/1/52	3,308,090	3,197,033
4.00% 10/1/40	9,101	9,205
4.00% 11/1/40	39,058	39,309
4.00% 3/1/46	55,145	55,533
4.00% 3/1/47	3,288,583	3,311,717
4.00% 4/1/47	526,276	529,339
4.00% 6/1/48	2,397,045	2,404,339
4.00% 9/1/48	2,785,934	2,787,737
4.00% 10/1/48	2,560,231	2,578,216
4.00% 1/1/49	46,952	46,993
4.00% 3/1/49	133,997	134,115
4.00% 6/1/49	602,712	603,435
4.00% 6/1/52	19,757,445	19,561,010
4.50% 5/1/35	30,099	30,872
4.50% 8/1/35	51,081	52,404
4.50% 9/1/35	59,774	61,462
4.50% 5/1/39	180,990	186,788
4.50% 6/1/40	141,635	146,182
4.50% 7/1/40	173,466	173,552
4.50% 4/1/41	13,185	13,309
4.50% 1/1/42	1,969,838	2,022,869
4.50% 5/1/46	127,311	131,391
4.50% 4/1/48	722,572	745,692

NQ-OPTFI [6/22] 8/22 (2351750)    3

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 7/1/48	145,174	$ 146,171
4.50% 8/1/48	104,264	104,953
4.50% 9/1/48	238,448	242,702
4.50% 12/1/48	219,112	220,419
4.50% 1/1/49	3,136,673	3,201,696
4.50% 1/1/50	2,169,274	2,224,781
5.00% 3/1/34	933	981
5.00% 4/1/34	4,328	4,547
5.00% 8/1/34	8,516	8,955
5.00% 4/1/35	1,730	1,770
5.00% 12/1/37	719	740
5.00% 3/1/38	43,794	45,504
5.00% 6/1/38	886	905
5.00% 5/1/40	66,892	70,393
5.00% 7/1/47	365,775	384,963
5.00% 6/1/52	6,530,703	6,672,995
5.50% 12/1/33	7,954	8,292
5.50% 2/1/35	144,106	155,281
5.50% 5/1/44	6,806,741	7,299,496
6.00% 9/1/36	10,077	10,650
6.00% 8/1/38	28,739	30,326
6.00% 12/1/38	3,077	3,372
6.00% 6/1/41	1,043,184	1,142,747
6.00% 7/1/41	3,459,310	3,777,026
6.00% 1/1/42	864,043	946,894
6.50% 11/1/33	1,612	1,692
6.50% 2/1/36	26,851	28,905
6.50% 3/1/36	48,063	50,673
6.50% 6/1/36	13,994	15,259
6.50% 6/1/36	23,037	24,427
6.50% 2/1/38	10,351	10,957
6.50% 11/1/38	2,316	2,515
Fannie Mae S.F. 30 yr TBA
2.00% 8/15/52	50,200,000	43,509,281
2.50% 7/1/52	37,400,000	33,627,858
3.00% 7/1/52	173,000,000	161,092,739
3.50% 8/1/52	13,600,000	13,061,262
4.50% 7/1/52	3,795,000	3,809,380
5.00% 7/1/52	6,717,000	6,855,538
Freddie Mac ARM
2.00% (LIBOR12M + 1.625%, Cap 10.50%, Floor 1.625%) 2/1/38 •	12,705	12,607
3.555% (LIBOR12M + 2.18%, Cap 10.517%, Floor 2.18%) 5/1/37 •	44,865	46,381
Freddie Mac S.F. 15 yr
2.00% 12/1/35	2,597,800	2,432,399
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 15 yr
3.00% 3/1/35	7,706,439	$ 7,569,204
Freddie Mac S.F. 20 yr
2.00% 3/1/41	3,496,589	3,125,785
2.50% 6/1/41	6,291,321	5,790,194
3.00% 4/1/42	1,824,317	1,728,925
5.50% 10/1/23	1,885	1,958
5.50% 8/1/24	1,644	1,708
Freddie Mac S.F. 30 yr
2.00% 4/1/51	1,471,717	1,283,006
2.00% 9/1/51	5,012,207	4,369,477
2.50% 10/1/50	2,629,466	2,392,553
2.50% 11/1/50	2,385,248	2,149,230
2.50% 2/1/51	4,501,737	4,087,452
2.50% 10/1/51	6,892,578	6,231,943
3.00% 11/1/46	2,446,641	2,317,969
3.00% 11/1/49	2,408,316	2,249,040
3.00% 12/1/49	585,026	548,720
3.00% 1/1/50	661,535	620,995
3.00% 12/1/50	183,939	172,937
3.00% 5/1/51	5,965,529	5,651,395
3.00% 8/1/51	1,600,541	1,501,087
3.50% 8/1/48	19,851	19,370
3.50% 9/1/48	1,624,017	1,586,420
3.50% 11/1/48	4,815,756	4,712,972
4.00% 12/1/45	467,546	472,014
4.00% 7/1/47	153,413	154,169
4.00% 10/1/47	1,470,946	1,469,657
4.00% 4/1/52	993,661	981,504
4.50% 8/1/48	862,436	878,024
4.50% 1/1/49	3,107,894	3,132,468
4.50% 3/1/49	191,285	194,725
4.50% 4/1/49	765,484	781,998
4.50% 8/1/49	1,655,405	1,691,651
5.50% 9/1/41	1,421,801	1,528,328
6.50% 11/1/33	14,492	15,322
6.50% 1/1/35	42,150	45,943
7.00% 1/1/38	5,126	5,200
3.50% 4/1/52	2,125,510	2,056,000
GNMA I S.F. 30 yr
3.00% 8/15/45	5,026,009	4,791,565
3.00% 3/15/50	389,246	367,658
GNMA II S.F. 30 yr
3.00% 8/20/50	832,492	801,016
5.50% 5/20/37	59,643	63,852
6.00% 4/20/34	1,749	1,799

4    NQ-OPTFI [6/22] 8/22 (2351750)

(Unaudited)
		Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

GNMA II S.F. 30 yr TBA 4.00% 7/20/52		6,000,000	$ 5,973,633
Total Agency Mortgage-Backed Securities (cost $538,950,609)			514,330,040

Collateralized Debt Obligations — 6.22%
522 Funding CLO Series 2018-3A AR 144A 2.103% (LIBOR03M + 1.04%, Floor 1.04%) 10/20/31 #, •		1,200,000	1,179,047
Adagio V CLO DAC Series V-A ARR 144A 0.72% (EUR003M + 0.72%, Floor 0.72%) 10/15/31 #, •	EUR	1,100,000	1,122,834
AMMC CLO 16 Series 2015-16A AR2 144A 2.018% (LIBOR03M + 0.98%, Floor 0.98%) 4/14/29 #, •		850,113	840,352
Anchorage Capital CLO 9 Series 2016-9A AR2 144A 2.184% (LIBOR03M + 1.14%, Floor 1.14%) 7/15/32 #, •		1,800,000	1,754,366
Anchorage Capital CLO 11 Series 2019-11A AR 144A 2.276% (LIBOR03M + 1.14%, Floor 1.14%) 7/22/32 #, •		1,200,000	1,165,622
Apex Credit CLO Series 2018-1A A2 144A 2.214% (LIBOR03M + 1.03%) 4/25/31 #, •		2,400,000	2,323,601
Apidos CLO XXIV Series 2016-24A A1AL 144A 2.013% (LIBOR03M + 0.95%, Floor 0.95%) 10/20/30 #, •		1,350,000	1,320,399
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Aqueduct European CLO DAC Series 2017-1A AR 144A 0.64% (EUR003M + 0.64%, Floor 0.64%) 7/20/30 #, •	EUR	1,782,650	$ 1,829,640
Ares European CLO Series 7A A1RR 144A 0.66% (EUR003M + 0.66%, Floor 0.66%) 10/15/30 #, •	EUR	1,297,640	1,326,509
Ares European CLO X DAC Series 10A AR 144A 0.78% (EUR003M + 0.78%, Floor 0.78%) 10/15/31 #, •	EUR	2,700,000	2,760,966
Ares European CLO XII DAC Series 12A AR 144A 0.85% (EUR003M + 0.85%, Floor 0.85%) 4/20/32 #, •	EUR	300,000	303,868
Ares European CLO XIV DAC Series 14A A 144A 1.12% (EUR003M + 1.12%, Floor 1.12%) 10/21/33 #, •	EUR	3,750,000	3,831,237
Ares XL CLO Series 2016-40A A1RR 144A 1.914% (LIBOR03M + 0.87%, Floor 0.87%) 1/15/29 #, •		1,973,669	1,941,597
Ares XXXIX CLO Series 2016-39A A1R2 144A 2.094% (LIBOR03M + 1.05%, Floor 1.05%) 4/18/31 #, •		1,500,000	1,468,707
Atrium XII Series 12A AR 144A 1.966% (LIBOR03M + 0.83%) 4/22/27 #, •		2,117,925	2,084,972
Aurium CLO IV DAC Series 4A AR 144A 0.73% (EUR003M + 0.73%, Floor 0.73%) 1/16/31 #, •	EUR	3,000,000	3,084,827

NQ-OPTFI [6/22] 8/22 (2351750)    5

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Bain Capital Euro CLO DAC Series 2018-2A AR 144A 0.74% (EUR003M + 0.74%, Floor 0.74%) 1/20/32 #, •	EUR	1,300,000	$ 1,326,515
Benefit Street Partners CLO XII Series 2017-12A A1R 144A 1.994% (LIBOR03M + 0.95%, Floor 0.95%) 10/15/30 #, •		500,000	492,046
Benefit Street Partners CLO XVII Series 2019-17A AR 144A 2.124% (LIBOR03M + 1.08%, Floor 1.08%) 7/15/32 #, •		700,000	680,865
Black Diamond CLO DAC Series 2019-1A A1R 144A 0.98% (EUR003M + 0.98%, Floor 0.98%) 5/15/32 #, •	EUR	300,000	306,248
Blackrock European CLO VII DAC Series 7A AR 144A 0.62% (EUR003M + 0.62%, Floor 0.62%) 10/15/31 #, •	EUR	2,200,000	2,239,737
BlueMountain Fuji EUR CLO III DAC Series 3A A1R 144A 0.72% (EUR003M + 0.72%, Floor 0.72%) 1/15/31 #, •	EUR	1,400,000	1,425,477
BNPP AM Euro CLO DAC
Series 2018-1A AR 144A 0.60% (EUR003M + 0.60%, Floor 0.60%) 4/15/31 #, •	EUR	250,000	254,795
Series 2019-1A AR 144A 0.82% (EUR003M + 0.82%, Floor 0.82%) 7/22/32 #, •	EUR	1,000,000	1,015,955

		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Cairn CLO IV DAC Series 2014-4A ARRR 144A 0.60% (EUR003M + 0.60%, Floor 0.60%) 4/30/31 #, •	EUR	1,599,186	$ 1,637,562
Cairn CLO X DAC Series 2018-10A AR 144A 0.78% (EUR003M + 0.78%, Floor 0.78%) 10/15/31 #, •	EUR	1,400,000	1,430,064
Carlyle Euro CLO DAC
Series 2017-3A A1R 144A 0.70% (EUR003M + 0.70%, Floor 0.70%) 1/15/31 #, •	EUR	1,900,000	1,943,237
Series 2019-2A A1R 144A 0.89% (EUR003M + 0.89%, Floor 0.89%) 8/15/32 #, •	EUR	600,000	610,068

Carlyle Global Market Strategies CLO Series 2013-1A A1RR 144A 2.361% (LIBOR03M + 0.95%, Floor 0.95%) 8/14/30 #, •		2,500,000	2,468,377
Carlyle Global Market Strategies Euro CLO Series 2014-2A AR1 144A 0.75% (EUR003M + 0.75%, Floor 0.75%) 11/15/31 #, •	EUR	1,500,000	1,521,480
CARLYLE US CLO Series 2017-1A A1R 144A 2.063% (LIBOR03M + 1.00%, Floor 1.00%) 4/20/31 #, •		1,500,000	1,460,037
CVC Cordatus Loan Fund VII DAC Series 7A ARR 144A 0.63% (EUR003M + 0.63%, Floor 0.63%) 9/15/31 #, •	EUR	1,200,000	1,224,618

6    NQ-OPTFI [6/22] 8/22 (2351750)

(Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Dryden 27 R Euro CLO DAC Series 2017-27A AR 144A 0.66% (EUR003M + 0.66%, Floor 0.66%) 4/15/33 #, •	EUR	2,200,000	$ 2,224,913
Dryden 36 Senior Loan Fund Series 2014-36A AR3 144A 2.064% (LIBOR03M + 1.02%, Floor 1.02%) 4/15/29 #, •		3,391,977	3,345,788
Dryden 52 Euro CLO DAC Series 2017-52A AR 144A 0.86% (EUR003M + 0.86%, Floor 0.86%) 5/15/34 #, •	EUR	2,200,000	2,250,716
Euro-Galaxy III CLO DAC Series 2013-3A ARRR 144A 0.62% (EUR003M + 0.62%, Floor 0.62%) 4/24/34 #, •	EUR	4,000,000	4,047,036
FS Rialto Series 2022-FL4 A 144A 2.692% (SOFR + 1.90%, Floor 1.90%) 1/19/39 #, •		3,500,000	3,467,439
Galaxy XXI CLO Series 2015-21A AR 144A 2.083% (LIBOR03M + 1.02%) 4/20/31 #, •		1,650,000	1,610,151
GoldenTree Loan Management EUR CLO DAC Series 3A AR 144A 0.90% (EUR003M + 0.90%, Floor 0.90%) 1/20/32 #, •	EUR	300,000	304,494
Goldentree Loan Management US CLO 2 Series 2017-2A AR 144A 1.973% (LIBOR03M + 0.91%, Floor 0.91%) 11/20/30 #, •		3,300,000	3,232,597
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Harvest CLO XI DAC Series 11A ARR 144A 0.65% (EUR003M + 0.65%, Floor 0.65%) 6/26/30 #, •	EUR	1,680,916	$ 1,728,173
Harvest CLO XVI DAC Series 16A ARR 144A 0.64% (EUR003M + 0.64%, Floor 0.64%) 10/15/31 #, •	EUR	2,000,000	2,019,236
Harvest CLO XXI DAC Series 21A A2R 144A 1.04% 7/15/31 #	EUR	250,000	247,027
HGI CRE CLO Series 2022-FL3 A 144A 2.477% (SOFR + 1.70%, Floor 1.70%) 4/19/37 #, •		3,000,000	2,957,790
Invesco Euro CLO I DAC Series 1A A1R 144A 0.65% (EUR003M + 0.65%, Floor 0.65%) 7/15/31 #, •	EUR	250,000	253,393
Jubilee CLO DAC
Series 2014-11A ARR 144A 0.61% (EUR003M + 0.61%, Floor 0.61%) 4/15/30 #, •	EUR	1,700,000	1,740,788
Series 2014-12A ARRR 144A 0.60% (EUR003M + 0.60%, Floor 0.60%) 4/15/30 #, •	EUR	600,000	617,207
Series 2016-17A A1RR 144A 0.65% (EUR003M + 0.65%, Floor 0.65%) 4/15/31 #, •	EUR	1,400,000	1,429,475
Series 2016-17A A2RR 144A 0.65% (EUR003M + 0.65%, Floor 0.65%) 4/15/31 #, •	EUR	500,000	511,227

KKR CLO 18 Series 18 AR 144A 1.984% (LIBOR03M + 0.94%, Floor 0.94%) 7/18/30 #, •		500,000	491,172

NQ-OPTFI [6/22] 8/22 (2351750)    7

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Laurelin DAC Series 2016-1A ARR 144A 0.72% (EUR003M + 0.72%, Floor 0.72%) 10/20/31 #, •	EUR	2,100,000	$ 2,138,512
LCM XIII Series 13A AR3 144A 1.914% (LIBOR03M + 0.87%, Floor 0.87%) 7/19/27 #, •		3,688,474	3,627,474
LCM XV Series 15A AR2 144A 2.063% (LIBOR03M + 1.00%, Floor 1.00%) 7/20/30 #, •		3,300,000	3,241,963
Man GLG Euro CLO III DAC Series 3A AR 144A 0.68% (EUR003M + 0.68%, Floor 0.68%) 10/15/30 #, •	EUR	1,095,570	1,126,532
Man GLG Euro CLO V DAC Series 5A A1R 144A 0.69% (EUR003M + 0.69%, Floor 0.69%) 12/15/31 #, •	EUR	1,900,000	1,944,601
Man GLG US CLO Series 2018-1A A1R 144A 2.203% (LIBOR03M + 1.14%) 4/22/30 #, •		3,000,000	2,942,457
Marathon CLO Series 2021-16A A1A 144A 2.244% (LIBOR03M + 1.20%, Floor 1.20%) 4/15/34 #, •		1,250,000	1,216,859
Marathon CLO V Series 2013-5A A1R 144A 2.375% (LIBOR03M + 0.87%) 11/21/27 #, •		87,555	87,266
Mountain View CLO X Series 2015-10A AR 144A 1.841% (LIBOR03M + 0.82%, Floor 0.82%) 10/13/27 #, •		631,044	628,312
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Oak Hill European Credit Partners IV DAC Series 2015-4A A1RE 144A 0.73% (EUR003M + 0.73%, Floor 0.73%) 1/20/32 #, •	EUR	299,779	$ 308,144
Oaktree CLO Series 2019-4A A1R 144A 2.183% (LIBOR03M + 1.12%, Floor 1.12%) 10/20/32 #, •		500,000	486,682
OCP Euro CLO DAC Series 2020-4A AR 144A 0.88% (EUR003M + 0.88%, Floor 0.88%) 9/22/34 #, •	EUR	1,900,000	1,924,208
OZLM IX Series 2014-9A A1A3 144A 2.163% (LIBOR03M + 1.10%, Floor 1.10%) 10/20/31 #, •		500,000	491,000
OZLM XVI Series 2017-16A A1R 144A 2.441% (LIBOR03M + 1.03%, Floor 1.03%) 5/16/30 #, •		2,600,000	2,555,150
OZLM XXIV Series 2019-24A A1AR 144A 2.223% (LIBOR03M + 1.16%, Floor 1.16%) 7/20/32 #, •		2,100,000	2,044,531
Palmer Square European Loan Funding DAC Series 2021-1A A 144A 0.78% (EUR003M + 0.78%, Floor 0.78%) 4/15/31 #, •	EUR	1,938,072	1,993,126
Palmer Square Loan Funding
Series 2021-3A A1 144A 1.863% (LIBOR03M + 0.80%, Floor 0.80%) 7/20/29 #, •		583,258	573,970

8    NQ-OPTFI [6/22] 8/22 (2351750)

(Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Palmer Square Loan Funding
Series 2021-4A A1 144A 1.844% (LIBOR03M + 0.80%, Floor 0.80%) 10/15/29 #, •		2,285,529	$ 2,244,058

Sculptor European CLO V DAC Series 5A AR 144A 0.79% (EUR003M + 0.79%, Floor 0.79%) 1/14/32 #, •	EUR	3,300,000	3,357,656
Segovia European CLO DAC Series 2019-6A AR 144A 0.88% (EUR003M + 0.88%, Floor 0.88%) 7/20/32 #, •	EUR	1,600,000	1,628,223
Signal Peak CLO 5 Series 2018-5A A 144A 2.294% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #, •		1,800,000	1,766,070
Sound Point CLO IX Series 2015-2A ARRR 144A 2.273% (LIBOR03M + 1.21%, Floor 1.21%) 7/20/32 #, •		2,600,000	2,525,250
Sound Point CLO XIV Series 2016-3A AR2 144A 2.174% (LIBOR03M + 0.99%, Floor 0.99%) 1/23/29 #, •		4,749,720	4,685,366
Sound Point CLO XVI Series 2017-2A AR 144A 2.164% (LIBOR03M + 0.98%) 7/25/30 #, •		4,400,000	4,310,900
Stratus CLO Series 2021-3A A 144A 2.013% (LIBOR03M + 0.95%, Floor 0.95%) 12/29/29 #, •		1,968,243	1,944,697
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Symphony Static CLO I Series 2021-1A A 144A 2.014% (LIBOR03M + 0.83%, Floor 0.83%) 10/25/29 #, •		474,383	$ 468,459
TCI-Symphony CLO Series 2017-1A AR 144A 1.974% (LIBOR03M + 0.93%, Floor 0.93%) 7/15/30 #, •		1,000,000	981,502
THL Credit Wind River CLO Series 2019-3A AR 144A 2.124% (LIBOR03M + 1.08%, Floor 1.08%) 4/15/31 #, •		3,100,000	3,018,842
Tikehau CLO DAC Series 2015-1A ARR 144A 0.87% (EUR003M + 0.87%, Floor 0.87%) 8/4/34 #, •	EUR	2,000,000	2,032,973
Toro European CLO DAC Series 6A AR 144A 0.92% (EUR003M + 0.92%, Floor 0.92%) 1/12/32 #, •	EUR	300,000	304,428
Toro European CLO 7 DAC Series 7A ARE 144A 0.81% (EUR003M + 0.81%, Floor 0.81%) 2/15/34 #, •	EUR	1,900,000	1,929,026
Venture 32 CLO Series 2018-32A A1 144A 2.144% (LIBOR03M + 1.10%, Floor 1.10%) 7/18/31 #, •		500,000	489,382
Venture 34 CLO Series 2018-34A A 144A 2.274% (LIBOR03M + 1.23%, Floor 1.23%) 10/15/31 #, •		2,500,000	2,435,347

NQ-OPTFI [6/22] 8/22 (2351750)    9

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Venture 38 CLO Series 2019-38A A1R 144A 2.446% (LIBOR03M + 1.16%, Floor 1.16%) 7/30/32 #, •	2,900,000	$ 2,834,251
Venture 42 CLO Series 2021-42A A1A 144A 2.174% (LIBOR03M + 1.13%, Floor 1.13%) 4/15/34 #, •	1,300,000	1,241,015
Venture XVII CLO Series 2014-17A ARR 144A 1.924% (LIBOR03M + 0.88%) 4/15/27 #, •	291,810	287,214
Venture XXIV CLO Series 2016-24A ARR 144A 1.963% (LIBOR03M + 0.90%, Floor 0.90%) 10/20/28 #, •	435,265	430,843
Venture XXVI CLO Series 2017-26A AR 144A 2.163% (LIBOR03M + 1.10%, Floor 1.10%) 1/20/29 #, •	3,390,267	3,354,157
Vibrant CLO IV Series 2016-4A A1RR 144A 2.183% (LIBOR03M + 1.12%, Floor 1.12%) 7/20/32 #, •	1,300,000	1,263,241
Vibrant CLO VI Series 2017-6A AR 144A 3.046% (LIBOR03M + 0.95%) 6/20/29 #, •	2,398,258	2,359,699
Vibrant CLO VII Series 2017-7A A1R 144A 2.103% (LIBOR03M + 1.04%, Floor 1.04%) 9/15/30 #, •	4,500,000	4,406,886
Vibrant CLO XI Series 2019-11A A1R1 144A 2.183% (LIBOR03M + 1.12%, Floor 1.12%) 7/20/32 #, •	1,500,000	1,462,826
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Voya Series 2012-4A A1R3 144A 2.044% (LIBOR03M + 1.00%) 10/15/30 #, •		1,400,000	$ 1,374,036
Voya CLO Series 2014-4A A1RA 144A 2.138% (LIBOR03M + 1.10%) 7/14/31 #, •		842,321	824,187
Total Collateralized Debt Obligations (cost $175,186,853)			162,145,568

Convertible Bonds — 0.16%
Kaman 3.25% exercise price $65.26, maturity date 5/1/24		2,540,000	2,387,600
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26		1,906,000	1,727,789
Total Convertible Bonds (cost $4,253,242)			4,115,389

Corporate Bonds — 36.06%
Banking — 11.00%
Access Bank
144A 6.125% 9/21/26 #		425,000	344,802
144A 9.125% 10/7/26 #, μ, ψ		475,000	387,353

Akbank TAS 144A 6.80% 2/6/26 #		610,000	547,362
Banco Bilbao Vizcaya Argentaria 5.875% 9/24/23 μ, ψ	EUR	800,000	807,322
Banco Continental 144A 2.75% 12/10/25 #		915,000	779,337
Banco de Bogota 144A 6.25% 5/12/26 #		405,000	385,546
Banco GNB Sudameris 144A 7.50% 4/16/31 #, μ		420,000	359,518
Banco Industrial 144A 4.875% 1/29/31 #, μ		320,000	296,797
Banco Mercantil del Norte
144A 6.625% 1/24/32 #, μ, ψ		425,000	347,862

10    NQ-OPTFI [6/22] 8/22 (2351750)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Banco Mercantil del Norte
144A 8.375% 10/14/30 #, μ, ψ		375,000	$ 362,574

Banco Nacional de Panama 144A 2.50% 8/11/30 #		200,000	159,220
Banco Santander
2.958% 3/25/31		1,000,000	838,757
3.496% 3/24/25		1,000,000	978,039
3.892% 5/24/24		1,400,000	1,393,929
4.175% 3/24/28 μ		1,200,000	1,145,940

Bangkok Bank 144A 5.00% 9/23/25 #, μ, ψ		480,000	441,917
Bank Hapoalim 144A 3.255% 1/21/32 #, μ		835,000	718,100
Bank Leumi Le-Israel 144A 3.275% 1/29/31 #, μ		300,000	263,550
Bank of America
2.482% 9/21/36 μ		12,865,000	9,992,197
2.551% 2/4/28 μ		905,000	823,758
2.972% 2/4/33 μ		665,000	567,139
3.384% 4/2/26 μ		500,000	485,312
3.55% 3/5/24 μ		2,100,000	2,094,013
3.864% 7/23/24 μ		2,200,000	2,191,599
3.974% 2/7/30 μ		3,400,000	3,215,648
4.125% 1/22/24		200,000	202,304
4.30% 1/28/25 μ, ψ		900,000	753,750
4.571% 4/27/33 μ		1,500,000	1,461,582
6.125% 4/27/27 μ, ψ		865,000	836,347

Bank of China 144A 5.00% 11/13/24 #		455,000	465,900
Bank of Georgia 144A 6.00% 7/26/23 #		890,000	881,100
Bank of New York Mellon 4.70% 9/20/25 μ, ψ		2,560,000	2,507,520
Barclays
2.791% (LIBOR03M + 1.38%) 5/16/24 •		1,800,000	1,799,595
3.33% 11/24/42 μ		1,300,000	968,375
3.375% 4/2/25 μ	EUR	500,000	528,170
3.811% 3/10/42 μ		2,105,000	1,599,340
4.972% 5/16/29 μ		3,000,000	2,951,289
5.20% 5/12/26		4,139,000	4,130,085
6.375% 12/15/25 μ, ψ	GBP	500,000	561,708
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Barclays
7.125% 6/15/25 μ, ψ	GBP	1,800,000	$ 2,107,877
7.25% 3/15/23 μ, ψ	GBP	700,000	840,004
7.75% 9/15/23 μ, ψ		400,000	394,000

Barclays Bank 7.625% 11/21/22		439,000	443,408
BBVA Bancomer 144A 5.125% 1/18/33 #, μ		410,000	347,873
BNP Paribas
144A 1.904% 9/30/28 #, μ		1,800,000	1,539,749
144A 2.159% 9/15/29 #, μ		600,000	502,512
144A 2.871% 4/19/32 #, μ		300,000	248,259
144A 3.052% 1/13/31 #, μ		2,600,000	2,245,091
144A 7.375% 8/19/25 #, μ, ψ		700,000	693,450
7.375% 8/19/25 μ, ψ		500,000	495,321

CIMB Bank 144A 2.125% 7/20/27 #		550,000	499,862
Citigroup
3.057% 1/25/33 μ		840,000	712,813
3.07% 2/24/28 μ		865,000	803,032
3.20% 10/21/26		1,000,000	952,228
3.785% 3/17/33 μ		2,000,000	1,803,748
4.00% 12/10/25 μ, ψ		900,000	780,750
4.044% 6/1/24 μ		1,800,000	1,795,985
4.05% 7/30/22		150,000	150,148
4.075% 4/23/29 μ		3,400,000	3,235,021
Cooperatieve Rabobank
3.75% 7/21/26		1,350,000	1,289,813
4.375% 8/4/25		2,000,000	1,986,227

Credit Agricole 144A 2.811% 1/11/41 #		3,155,000	2,182,867
Credit Suisse Group
144A 2.593% 9/11/25 #, μ		1,105,000	1,040,792
3.80% 6/9/23		2,300,000	2,279,297
144A 3.869% 1/12/29 #, μ		1,065,000	958,024
144A 4.194% 4/1/31 #, μ		4,045,000	3,582,978
144A 4.207% 6/12/24 #, μ		410,000	406,433
144A 4.50% 9/3/30 #, μ, ψ		820,000	552,114

NQ-OPTFI [6/22] 8/22 (2351750)    11

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Credit Suisse Group
144A 5.25% 2/11/27 #, μ, ψ	885,000	$ 685,862
144A 6.25% 12/18/24 #, μ, ψ	2,000,000	1,826,880
144A 6.375% 8/21/26 #, μ, ψ	1,900,000	1,574,621
7.50% 12/11/23 μ, ψ	400,000	382,058

Credit Suisse Group Funding Guernsey 3.80% 9/15/22	3,350,000	3,353,053
Deutsche Bank
2.129% 11/24/26 μ	700,000	622,587
3.547% 9/18/31 μ	4,135,000	3,465,614
3.729% 1/14/32 μ	3,115,000	2,344,632
3.742% 1/7/33 μ	2,296,000	1,673,625
3.961% 11/26/25 μ	5,700,000	5,513,291

Development Bank of Kazakhstan 144A 2.95% 5/6/31 #	300,000	227,065
Emirates NBD Bank PJSC 2.625% 2/18/25	495,000	479,316
Fifth Third Bancorp
2.55% 5/5/27	1,201,000	1,101,732
3.65% 1/25/24	790,000	787,312
3.95% 3/14/28	1,119,000	1,088,888
4.337% 4/25/33 μ	855,000	814,166

Fifth Third Bank 3.85% 3/15/26	835,000	820,310
Goldman Sachs Group
0.523% 3/8/23	700,000	686,509
0.673% 3/8/24 μ	700,000	684,126
1.431% 3/9/27 μ	2,000,000	1,776,170
1.542% 9/10/27 μ	3,993,000	3,507,906
3.102% 2/24/33 μ	1,235,000	1,055,982
3.20% 2/23/23	2,200,000	2,201,431
3.615% 3/15/28 μ	3,990,000	3,779,163
4.223% 5/1/29 μ	4,700,000	4,522,156

Hana Bank 144A 1.25% 12/16/26 #	345,000	308,722
HSBC Holdings
1.589% 5/24/27 μ	2,200,000	1,935,826
2.455% (LIBOR03M + 1.00%) 5/18/24 •	1,000,000	992,148
2.848% 6/4/31 μ	2,700,000	2,283,732
2.871% 11/22/32 μ	2,000,000	1,638,573
2.999% 3/10/26 μ	700,000	667,135
4.30% 3/8/26	200,000	198,272
4.70% 3/9/31 μ, ψ	500,000	377,254
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
HSBC Holdings
5.25% 9/16/22 μ, ψ	EUR	1,900,000	$ 1,967,411
5.875% 9/28/26 μ, ψ	GBP	500,000	554,277

Huntington National Bank 4.552% 5/17/28 μ		645,000	641,140
ICICI Bank 144A 4.00% 3/18/26 #		335,000	330,162
Intesa Sanpaolo
144A 4.00% 9/23/29 #		1,300,000	1,159,782
7.75% 1/11/27 μ, ψ	EUR	200,000	199,451
JPMorgan Chase & Co.
1.47% 9/22/27 μ		475,000	416,938
1.764% 11/19/31 μ		4,730,000	3,744,168
1.953% 2/4/32 μ		1,170,000	936,208
2.545% 11/8/32 μ		3,220,000	2,678,573
2.595% 2/24/26 μ		1,500,000	1,427,444
2.947% 2/24/28 μ		1,100,000	1,020,007
2.963% 1/25/33 μ		500,000	429,567
3.22% 3/1/25 μ		500,000	491,413
3.328% 4/22/52 μ		455,000	346,966
4.005% 4/23/29 μ		900,000	863,596
4.586% 4/26/33 μ		570,000	560,470
4.60% 2/1/25 μ, ψ		1,185,000	1,003,720
5.00% 8/1/24 μ, ψ		400,000	353,250
Lloyds Banking Group
2.438% 2/5/26 μ		300,000	284,130
3.50% 4/1/26 μ	EUR	200,000	211,488
3.75% 3/18/28 μ		1,400,000	1,333,491
Mitsubishi UFJ Financial Group
2.193% 2/25/25		1,700,000	1,615,535
2.559% 2/25/30		1,800,000	1,543,895
Mizuho Financial Group
2.226% 5/25/26 μ		1,600,000	1,497,031
2.564% 9/13/31		1,400,000	1,118,569
2.591% 5/25/31 μ		2,000,000	1,677,191
3.261% 5/22/30 μ		3,100,000	2,781,867
Morgan Stanley
0.495% 10/26/29 μ	EUR	2,000,000	1,759,106
1.928% 4/28/32 μ		1,415,000	1,123,514
2.475% 1/21/28 μ		650,000	591,401
2.484% 9/16/36 μ		5,700,000	4,388,872
2.63% 2/18/26 μ		1,000,000	955,308
3.625% 1/20/27		4,000,000	3,877,638

12    NQ-OPTFI [6/22] 8/22 (2351750)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Nationwide Building Society
144A 2.972% 2/16/28 #, μ		800,000	$ 730,905
144A 3.766% 3/8/24 #, μ		800,000	798,126
144A 4.302% 3/8/29 #, μ		5,200,000	4,981,530
NatWest Group
4.80% 4/5/26		5,000,000	4,989,768
5.125% 5/12/27 μ, ψ	GBP	500,000	516,101

NBK SPC 144A 1.625% 9/15/27 #, μ		1,065,000	951,572
NongHyup Bank 144A 0.875% 7/28/24 #		430,000	406,148
Nykredit Realkredit
1.00% 10/1/50	DKK	74,428,951	8,241,834
1.00% 10/1/53	DKK	3,247,541	357,125
1.00% 10/1/53	DKK	997,676	103,041
1.50% 10/1/53	DKK	49,598,733	5,749,150
1.50% 10/1/53	DKK	37,910,198	4,178,986
2.00% 10/1/53	DKK	7,194,846	826,734

Oversea-Chinese Banking 144A 4.25% 6/19/24 #		660,000	663,784
PNC Bank
2.70% 11/1/22		250,000	249,922
3.875% 4/10/25		1,145,000	1,136,377
4.05% 7/26/28		2,400,000	2,325,087
PNC Financial Services Group
2.60% 7/23/26		1,635,000	1,549,930
6.00% 5/15/27 μ, ψ		645,000	620,742

QNB Finance 2.625% 5/12/25		1,160,000	1,115,769
Santander UK Group Holdings 3.823% 11/3/28 μ		3,200,000	2,973,214
Shinhan Financial Group 144A 3.34% 2/5/30 #, μ		410,000	396,528
Societe Generale
144A 4.25% 4/14/25 #		3,600,000	3,532,779
144A 4.677% 6/15/27 #		3,500,000	3,480,778
7.875% 12/18/23 μ, ψ		500,000	491,155

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Standard Chartered 7.75% 4/2/23 μ, ψ		300,000	$ 296,677
State Street 2.203% 2/7/28 μ		1,210,000	1,108,921
Sumitomo Mitsui Financial Group
1.474% 7/8/25		2,600,000	2,391,497
2.222% 9/17/31		2,300,000	1,861,814
SVB Financial Group
1.80% 10/28/26		490,000	438,034
1.80% 2/2/31		775,000	597,936
4.00% 5/15/26 μ, ψ		2,110,000	1,610,415
4.57% 4/29/33 μ		1,500,000	1,409,672

Toronto-Dominion Bank 4.108% 6/8/27		2,710,000	2,682,098
Truist Bank 2.636% 9/17/29 μ		5,182,000	4,931,808
Truist Financial
1.887% 6/7/29 μ		3,485,000	2,998,810
4.95% 9/1/25 μ, ψ		1,465,000	1,429,748
UBS
5.125% 5/15/24		200,000	199,960
7.625% 8/17/22		950,000	952,831
UBS Group
0.25% 11/5/28 μ	EUR	1,000,000	885,238
144A 1.364% 1/30/27 #, μ		400,000	355,190
144A 3.126% 8/13/30 #, μ		2,000,000	1,770,552
144A 3.179% 2/11/43 #, μ		650,000	490,827
144A 4.125% 9/24/25 #		2,940,000	2,921,051
UniCredit
7.50% 6/3/26 μ, ψ	EUR	600,000	581,979
144A 7.83% 12/4/23 #		2,900,000	3,004,164
US Bancorp
1.45% 5/12/25		1,565,000	1,468,623
2.215% 1/27/28 μ		705,000	646,361
2.491% 11/3/36 μ		950,000	775,193
2.677% 1/27/33 μ		735,000	633,307
3.375% 2/5/24		2,915,000	2,910,741
3.60% 9/11/24		1,275,000	1,273,406
3.95% 11/17/25		2,820,000	2,836,934

US Bank 3.40% 7/24/23		815,000	814,789
Virgin Money UK
3.375% 4/24/26 μ	GBP	100,000	115,855
4.00% 9/25/26 μ	GBP	800,000	942,078

NQ-OPTFI [6/22] 8/22 (2351750)    13

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Virgin Money UK
4.00% 9/3/27 μ	GBP	100,000	$ 116,254
Wells Fargo & Co.
3.196% 6/17/27 μ		900,000	853,597
3.526% 3/24/28 μ		565,000	535,643
3.584% 5/22/28 μ		5,300,000	5,032,380
3.90% 3/15/26 μ, ψ		1,000,000	861,875
4.611% 4/25/53 μ		1,120,000	1,038,329
			286,845,700
Basic Industry — 1.07%
AngloGold Ashanti Holdings 3.375% 11/1/28		850,000	720,757
Antofagasta 144A 5.625% 5/13/32 #		355,000	342,575
Braskem Netherlands Finance 144A 4.50% 1/31/30 #		370,000	316,568
Corp Nacional del Cobre de Chile
144A 3.70% 1/30/50 #		225,000	168,191
144A 4.25% 7/17/42 #		200,000	165,384

CSN Inova Ventures 144A 6.75% 1/28/28 #		205,000	179,158
CSN Resources 144A 5.875% 4/8/32 #		425,000	324,063
First Quantum Minerals
144A 6.875% 10/15/27 #		360,000	322,481
144A 7.50% 4/1/25 #		2,740,000	2,596,005

Freeport Indonesia 144A 5.315% 4/14/32 #		435,000	396,503
GC Treasury Center 144A 5.20% 3/30/52 #		450,000	394,293
Georgia-Pacific 8.00% 1/15/24		2,242,000	2,376,514
ICL Group 144A 6.375% 5/31/38 #		270,000	268,650
INEOS Styrolution Group 144A 2.25% 1/16/27 #	EUR	500,000	406,793
International Flavors & Fragrances 144A 3.268% 11/15/40 #		1,685,000	1,288,788
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)

JSW Steel 144A 5.05% 4/5/32 #	305,000	$ 226,971
LYB International Finance III 3.375% 10/1/40	2,005,000	1,547,008
MEGlobal Canada 144A 5.00% 5/18/25 #	400,000	404,450
Methanex 5.25% 12/15/29	2,515,000	2,130,482
Metinvest 144A 7.75% 10/17/29 #	307,000	168,282
Newmont
2.25% 10/1/30	1,875,000	1,558,203
2.60% 7/15/32	1,160,000	958,471
2.80% 10/1/29	3,850,000	3,403,616
OCP
144A 3.75% 6/23/31 #	500,000	379,028
144A 4.50% 10/22/25 #	320,000	315,779
144A 5.125% 6/23/51 #	240,000	159,992

Olin 5.625% 8/1/29	705,000	629,403
Phosagro OAO Via Phosagro Bond Funding DAC 144A 3.949% 4/24/23 #	380,000	108,984
Sasol Financing USA 4.375% 9/18/26	580,000	512,102
Stillwater Mining 144A 4.00% 11/16/26 #	575,000	480,556
Suzano Austria 3.125% 1/15/32	325,000	245,430
Vale Overseas 3.75% 7/8/30	400,000	351,218
Vedanta Resources Finance II 144A 8.95% 3/11/25 #	845,000	670,055
Volcan Cia Minera 144A 4.375% 2/11/26 #	292,000	254,608
Westlake 3.125% 8/15/51	4,310,000	3,016,255
		27,787,616
Brokerage — 0.25%
Charles Schwab 5.375% 6/1/25 μ, ψ	2,495,000	2,476,287
Jefferies Group
2.625% 10/15/31	2,925,000	2,260,552
6.45% 6/8/27	331,000	354,228

14    NQ-OPTFI [6/22] 8/22 (2351750)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage (continued)
Jefferies Group
6.50% 1/20/43		880,000	$ 872,556

XP 144A 3.25% 7/1/26 #		650,000	573,950
			6,537,573
Capital Goods — 0.97%
Abertis Infraestructuras Finance 3.248% 11/24/25 μ, ψ	EUR	1,500,000	1,262,419
Aeropuerto Internacional de Tocumen 144A 5.125% 8/11/61 #		200,000	158,766
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #		665,724	503,109
Boeing
1.95% 2/1/24		2,000,000	1,936,614
3.25% 2/1/28		3,400,000	3,041,570
3.75% 2/1/50		5,355,000	3,788,874

Caterpillar 2.60% 4/9/30		25,000	22,649
Cellnex Finance 144A 3.875% 7/7/41 #		3,159,000	2,174,040
GCC 144A 3.614% 4/20/32 #		630,000	515,425
HTA Group 144A 7.00% 12/18/25 #		420,000	360,948
Hutama Karya Persero 144A 3.75% 5/11/30 #		454,000	414,260
IHS Holding 144A 5.625% 11/29/26 #		440,000	362,683
Klabin Austria 144A 3.20% 1/12/31 #		425,000	324,944
Otis Worldwide
3.112% 2/15/40		1,173,000	910,172
3.362% 2/15/50		202,000	153,166

Rolls-Royce 144A 5.75% 10/15/27 #		1,000,000	903,905
Rutas 2 and 7 Finance 144A 2.741% 9/30/36 #, ^		729,833	431,737
SAN Miguel Industrias Pet 144A 3.50% 8/2/28 #		860,000	731,335
Standard Industries 144A 3.375% 1/15/31 #		1,568,000	1,159,619
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)

State Agency of Roads of Ukraine 144A 6.25% 6/24/28 #		575,000	$ 146,573
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #		785,000	607,241
TD SYNNEX
144A 2.375% 8/9/28 #		800,000	675,294
144A 2.65% 8/9/31 #		1,200,000	970,769
Teledyne Technologies
2.25% 4/1/28		1,980,000	1,719,677
2.75% 4/1/31		1,730,000	1,448,018

UltraTech Cement 144A 2.80% 2/16/31 #		660,000	523,708
			25,247,515
Communications — 3.22%
Alibaba Group Holding 2.70% 2/9/41		465,000	320,320
Altice Financing 144A 5.00% 1/15/28 #		580,000	468,997
Altice France
2.125% 2/15/25	EUR	1,900,000	1,726,746
144A 5.50% 10/15/29 #		1,375,000	1,054,604
Amazon.com
1.20% 6/3/27		620,000	552,140
1.50% 6/3/30		1,000,000	831,646
2.50% 6/3/50		380,000	268,627
3.60% 4/13/32		1,275,000	1,229,026
3.95% 4/13/52		1,080,000	999,644
AT&T
2.55% 12/1/33		2,673,000	2,171,514
3.50% 6/1/41		1,680,000	1,344,235
3.50% 9/15/53		6,000,000	4,558,111

Axian Telecom 144A 7.375% 2/16/27 #		380,000	367,189
B2W Digital 144A 4.375% 12/20/30 #		550,000	417,216
CCO Holdings
144A 4.50% 8/15/30 #		500,000	416,742
144A 5.00% 2/1/28 #		900,000	833,539
Charter Communications Operating
3.85% 4/1/61		1,410,000	930,004
4.40% 12/1/61		4,252,000	3,066,760

NQ-OPTFI [6/22] 8/22 (2351750)    15

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Charter Communications Operating
4.908% 7/23/25	430,000	$ 431,581
5.05% 3/30/29	3,800,000	3,661,663
Comcast
3.20% 7/15/36	1,830,000	1,551,956
3.70% 4/15/24	2,970,000	2,979,753

Connect Finco 144A 6.75% 10/1/26 #	1,740,000	1,569,489
CSC Holdings 144A 4.625% 12/1/30 #	890,000	597,880
CT Trust 144A 5.125% 2/3/32 #	750,000	602,423
Digicel Group Holdings PIK 10.00% 4/1/24 >	364,152	355,185
Discovery Communications 4.00% 9/15/55	9,190,000	6,455,419
Frontier Communications Holdings 144A 5.875% 10/15/27 #	1,165,000	1,050,484
JD.com 3.875% 4/29/26	525,000	514,884
Ooredoo International Finance 144A 5.00% 10/19/25 #	270,000	277,383
Rogers Communications
144A 3.80% 3/15/32 #	325,000	297,576
144A 4.55% 3/15/52 #	410,000	361,011

Silknet JSC 144A 8.375% 1/31/27 #	380,000	370,120
Sprint 7.625% 3/1/26	200,000	211,163
Sprint Spectrum 144A 4.738% 9/20/29 #	1,007,190	1,008,110
Telefonica Moviles Chile 144A 3.537% 11/18/31 #	425,000	357,793
Tencent Holdings
144A 1.899% (LIBOR03M + 0.91%) 4/11/24 #, •	200,000	200,025
144A 2.88% 4/22/31 #	370,000	318,222
144A 3.68% 4/22/41 #	400,000	318,364

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

Time Warner Cable 7.30% 7/1/38		2,120,000	$ 2,217,399
Time Warner Entertainment 8.375% 3/15/23		1,415,000	1,456,448
T-Mobile USA
1.50% 2/15/26		2,915,000	2,637,428
144A 2.40% 3/15/29 #		1,850,000	1,600,494
2.55% 2/15/31		550,000	463,374
3.00% 2/15/41		4,640,000	3,467,614
3.30% 2/15/51		1,500,000	1,095,530
3.75% 4/15/27		2,150,000	2,072,024
3.875% 4/15/30		1,400,000	1,307,872

Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #		585,000	461,352
VEON Holdings 144A 3.375% 11/25/27 #		760,000	402,040
Verizon Communications
2.10% 3/22/28		1,100,000	977,944
2.355% 3/15/32		1,570,000	1,303,095
2.511% (LIBOR03M + 1.10%) 5/15/25 •		3,200,000	3,182,613
2.55% 3/21/31		800,000	684,685
2.875% 11/20/50		1,100,000	782,200
3.40% 3/22/41		1,845,000	1,505,220
4.50% 8/10/33		6,325,000	6,175,270

Vmed O2 UK Financing I 144A 4.25% 1/31/31 #		1,885,000	1,520,507
Vodafone Group
4.25% 9/17/50		1,070,000	896,343
4.875% 6/19/49		4,385,000	4,026,107
Ziggo Bond
144A 3.375% 2/28/30 #	EUR	500,000	369,140
144A 5.125% 2/28/30 #		300,000	235,704
			83,887,947
Consumer Cyclical — 2.62%
Alsea 144A 7.75% 12/14/26 #		615,000	582,273
Aptiv
3.10% 12/1/51		4,171,000	2,698,209
3.25% 3/1/32		957,000	814,161

Arcos Dorados 144A 6.125% 5/27/29 #		405,000	381,439
AutoNation 3.85% 3/1/32		2,240,000	1,932,784

16    NQ-OPTFI [6/22] 8/22 (2351750)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Carnival
144A 4.00% 8/1/28 #		730,000	$ 601,184
144A 7.625% 3/1/26 #		1,748,000	1,357,977

Daimler Trucks Finance North America 144A 2.375% 12/14/28 #		3,120,000	2,688,532
Falabella 144A 3.375% 1/15/32 #		425,000	347,189
Ford Motor Credit
1.744% 7/19/24	EUR	300,000	291,171
2.30% 2/10/25		345,000	310,533
2.33% 11/25/25 •	EUR	200,000	186,142
2.386% 2/17/26	EUR	500,000	459,557
2.70% 8/10/26		700,000	597,380
2.748% 6/14/24 •	GBP	100,000	112,591
2.90% 2/16/28		765,000	617,657
2.90% 2/10/29		500,000	392,898
3.25% 9/15/25	EUR	1,000,000	962,696
3.55% 10/7/22		1,500,000	1,495,065
4.535% 3/6/25	GBP	1,100,000	1,256,341
4.542% 8/1/26		1,514,000	1,388,052
5.125% 6/16/25		600,000	574,224

Future Retail 144A 5.60% 1/22/25 #		565,000	70,625
General Motors
5.40% 10/2/23		685,000	695,572
6.125% 10/1/25		685,000	709,152
6.60% 4/1/36		1,652,000	1,675,415
General Motors Financial
2.40% 10/15/28		2,345,000	1,949,567
3.10% 1/12/32		5,800,000	4,666,969
4.35% 4/9/25		875,000	865,087
5.25% 3/1/26		2,570,000	2,577,164
5.70% 9/30/30 μ, ψ		1,780,000	1,555,275
Hilton Domestic Operating
144A 3.625% 2/15/32 #		700,000	557,669
144A 4.00% 5/1/31 #		2,300,000	1,918,223

Hilton Grand Vacations Borrower Escrow 144A 5.00% 6/1/29 #		900,000	730,427
Hyatt Hotels
1.80% 10/1/24		300,000	283,807
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Hyatt Hotels
2.591% (SOFR + 1.05%) 10/1/23 •	400,000	$ 399,338

Hyundai Capital Services 144A 0.75% 9/15/23 #	1,800,000	1,732,908
InRetail Consumer 144A 3.25% 3/22/28 #	530,000	440,785
Kia 144A 2.375% 2/14/25 #	635,000	607,978
Lowe's 4.25% 4/1/52	695,000	603,432
Magallanes
144A 3.638% 3/15/25 #	400,000	387,910
144A 3.755% 3/15/27 #	4,335,000	4,069,897
144A 4.279% 3/15/32 #	340,000	304,198
144A 5.05% 3/15/42 #	800,000	681,866
144A 5.141% 3/15/52 #	1,825,000	1,534,202

Marriott International 3.50% 10/15/32	900,000	777,408
Melco Resorts Finance
144A 5.375% 12/4/29 #	200,000	121,007
5.75% 7/21/28	200,000	129,000
MGM China Holdings
144A 4.75% 2/1/27 #	725,000	513,365
144A 5.25% 6/18/25 #	400,000	307,467

MGM Resorts International 4.75% 10/15/28	4,967,000	4,184,697
Nemak 144A 3.625% 6/28/31 #	600,000	419,958
Nissan Motor
144A 3.043% 9/15/23 #	1,800,000	1,770,734
144A 4.345% 9/17/27 #	2,700,000	2,480,589
144A 4.81% 9/17/30 #	800,000	711,472
Nissan Motor Acceptance
144A 2.45% 9/15/28 #	300,000	242,240

NQ-OPTFI [6/22] 8/22 (2351750)    17

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Nissan Motor Acceptance
144A 3.875% 9/21/23 #	3,000,000	$ 2,980,845

Royal Caribbean Cruises 144A 5.50% 4/1/28 #	1,270,000	885,641
Sands China
144A 2.55% 3/8/27 #	200,000	145,987
144A 3.10% 3/8/29 #	400,000	283,712
144A 3.25% 8/8/31 #	740,000	490,109
3.80% 1/8/26	400,000	321,122
5.40% 8/8/28	1,800,000	1,390,770

Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	660,000	589,657
Wynn Macau
5.50% 1/15/26	200,000	138,820
5.50% 10/1/27	200,000	129,727
144A 5.625% 8/26/28 #	440,000	272,265
		68,352,113
Consumer Non-Cyclical — 3.56%
AbbVie
2.85% 5/14/23	900,000	897,156
2.95% 11/21/26	1,920,000	1,820,626
3.25% 10/1/22	300,000	300,000
3.75% 11/14/23	1,200,000	1,203,940
4.05% 11/21/39	3,193,000	2,852,676
Amgen
2.20% 2/21/27	3,300,000	3,032,803
2.80% 8/15/41	7,060,000	5,244,539

Anheuser-Busch InBev Worldwide 4.50% 6/1/50	2,407,000	2,167,893
Ashtead Capital
144A 1.50% 8/12/26 #	665,000	581,200
144A 2.45% 8/12/31 #	585,000	455,321

Bacardi 144A 4.45% 5/15/25 #	500,000	495,544
BAT Capital 2.259% 3/25/28	1,500,000	1,258,048
BAT International Finance 1.668% 3/25/26	1,065,000	944,193
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Bausch Health 144A 6.25% 2/15/29 #		3,257,000	$ 1,742,495
Baxter International 3.132% 12/1/51		2,336,000	1,693,609
Becton Dickinson Euro Finance 1.336% 8/13/41	EUR	700,000	463,357
Bellis Acquisition 3.25% 2/16/26	GBP	3,300,000	3,133,330
Bidvest Group UK 144A 3.625% 9/23/26 #		780,000	686,790
Bristol-Myers Squibb 3.70% 3/15/52		630,000	545,079
Centene 3.375% 2/15/30		1,000,000	850,915
Central American Bottling 144A 5.25% 4/27/29 #		435,000	380,760
Cia Cervecerias Unidas 144A 3.35% 1/19/32 #		590,000	502,990
Coca-Cola Icecek 144A 4.50% 1/20/29 #		640,000	524,586
Coty 144A 5.00% 4/15/26 #		1,700,000	1,560,608
CSL Finance
144A 4.05% 4/27/29 #		430,000	422,530
144A 4.75% 4/27/52 #		695,000	665,860
CVS Health
2.70% 8/21/40		2,755,000	1,993,549
3.75% 4/1/30		780,000	730,366
4.30% 3/25/28		4,098,000	4,058,703
4.78% 3/25/38		1,030,000	976,618
5.05% 3/25/48		2,635,000	2,526,144

CVS Pass Through Trust 144A 5.773% 1/10/33 #, ♦		63,435	66,332
Danone 144A 2.589% 11/2/23 #		1,500,000	1,483,263
Gilead Sciences 4.15% 3/1/47		3,305,000	2,908,761
Global Payments
2.15% 1/15/27		740,000	657,417
2.65% 2/15/25		1,839,000	1,756,728
2.90% 11/15/31		725,000	594,545
3.20% 8/15/29		2,150,000	1,880,834

18    NQ-OPTFI [6/22] 8/22 (2351750)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

GSK Consumer Healthcare Capital UK 144A 3.125% 3/24/25 #		500,000	$ 487,563
GSK Consumer Healthcare Capital US 144A 3.375% 3/24/29 #		500,000	468,224
HCA
144A 3.125% 3/15/27 #		4,000,000	3,637,647
4.125% 6/15/29		3,400,000	3,103,326
7.58% 9/15/25		30,000	31,809

Indigo Group 1.625% 4/19/28	EUR	1,700,000	1,578,410
Indofood CBP Sukses Makmur 3.541% 4/27/32		465,000	362,727
International Container Terminal Services 4.75% 6/17/30		745,000	698,438
JBS USA LUX 144A 3.00% 2/2/29 #		1,466,000	1,240,835
Kernel Holding 144A 6.50% 10/17/24 #		375,000	175,661
MARB BondCo 144A 3.95% 1/29/31 #		410,000	315,665
MHP Lux 144A 6.25% 9/19/29 #		425,000	214,923
Mondelez International 2.125% 3/17/24		500,000	487,678
Natura & Co. Luxembourg Holdings 144A 6.00% 4/19/29 #		420,000	370,562
PayPal Holdings
3.90% 6/1/27		325,000	324,122
4.40% 6/1/32		995,000	986,173

Pernod Ricard 144A 4.25% 7/15/22 #		150,000	150,080
Pilgrim's Pride 144A 5.875% 9/30/27 #		1,458,000	1,398,740
Regeneron Pharmaceuticals
1.75% 9/15/30		825,000	662,253
2.80% 9/15/50		1,170,000	796,498
Royalty Pharma
1.75% 9/2/27		7,625,000	6,506,271
3.35% 9/2/51		1,298,000	882,205
3.55% 9/2/50		1,250,000	875,291
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Takeda Pharmaceutical
3.025% 7/9/40	985,000	$ 759,793
3.175% 7/9/50	4,797,000	3,598,203
Tenet Healthcare
144A 4.25% 6/1/29 #	1,790,000	1,512,872
144A 6.125% 10/1/28 #	1,815,000	1,558,849
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	365,000	301,610
6.75% 3/1/28	385,000	359,580

United Rentals North America 3.875% 2/15/31	869,000	734,807
UnitedHealth Group
3.70% 5/15/27	600,000	598,348
4.20% 5/15/32	1,300,000	1,300,048
Viatris
1.65% 6/22/25	320,000	290,008
2.30% 6/22/27	265,000	229,156
2.70% 6/22/30	1,940,000	1,558,712
4.00% 6/22/50	450,000	302,082
		92,919,277
Energy — 3.05%
Azure Power Energy 144A 3.575% 8/19/26 #	395,117	327,513
BP Capital Markets 4.875% 3/22/30 μ, ψ	2,750,000	2,402,870
BP Capital Markets America 2.721% 1/12/32	1,465,000	1,262,648
Canacol Energy 144A 5.75% 11/24/28 #	680,000	551,976
CNX Resources 144A 6.00% 1/15/29 #	2,275,000	2,129,423
ConocoPhillips 3.80% 3/15/52	1,575,000	1,351,291
Continental Resources
144A 2.875% 4/1/32 #	1,195,000	935,577
4.375% 1/15/28	3,065,000	2,886,862

Crestwood Midstream Partners 144A 6.00% 2/1/29 #	1,737,000	1,518,737

NQ-OPTFI [6/22] 8/22 (2351750)    19

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Devon Energy 4.75% 5/15/42	530,000	$ 481,470
Diamondback Energy 4.25% 3/15/52	515,000	428,305
Ecopetrol
4.625% 11/2/31	445,000	338,200
5.375% 6/26/26	265,000	245,814

EIG Pearl Holdings 144A 3.545% 8/31/36 #	710,000	607,963
Energo-Pro 144A 8.50% 2/4/27 #	670,000	639,940
Energy Transfer
4.95% 5/15/28	700,000	684,974
5.00% 10/1/22	1,500,000	1,502,088
5.25% 4/15/29	655,000	649,550
5.50% 6/1/27	3,200,000	3,250,857
6.25% 4/15/49	4,420,000	4,293,844
6.50% 11/15/26 μ, ψ	3,380,000	2,996,091
Enterprise Products Operating
3.20% 2/15/52	4,365,000	3,141,077
3.30% 2/15/53	570,000	415,510

EQT 6.625% 2/1/25	1,100,000	1,133,809
Equinor 1.75% 1/22/26	655,000	611,039
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	732,044	598,980
Geopark 144A 5.50% 1/17/27 #	555,000	465,911
Guara Norte 144A 5.198% 6/15/34 #	800,408	650,776
Indika Energy Capital IV 144A 8.25% 10/22/25 #	645,000	625,166
Investment Energy Resources 144A 6.25% 4/26/29 #	295,000	249,849
KazTransGas JSC 144A 4.375% 9/26/27 #	896,000	795,290
Kosmos Energy 144A 7.75% 5/1/27 #	425,000	364,071
Medco Laurel Tree 144A 6.95% 11/12/28 #	645,000	539,053
MPLX
1.75% 3/1/26	685,000	617,888
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
MPLX
4.125% 3/1/27	2,000,000	$ 1,935,418

Murphy Oil 5.875% 12/1/27	2,587,000	2,419,078
NuStar Logistics
5.625% 4/28/27	205,000	183,809
6.375% 10/1/30	2,337,000	2,034,209

Oil and Gas Holding 144A 7.625% 11/7/24 #	200,000	205,951
ONEOK
4.35% 3/15/29	1,500,000	1,412,471
7.50% 9/1/23	2,840,000	2,942,759

PDC Energy 5.75% 5/15/26	1,205,000	1,126,308
Pertamina Persero 144A 3.65% 7/30/29 #	197,000	181,969
Petrobras Global Finance 6.75% 6/3/50	240,000	208,434
Petroleos Mexicanos
5.95% 1/28/31	600,000	440,670
6.70% 2/16/32	76,000	58,110
6.75% 9/21/47	390,000	242,172
6.95% 1/28/60	419,000	259,214
7.69% 1/23/50	240,000	163,940
Petronas Capital
144A 2.48% 1/28/32 #	200,000	170,551
144A 3.50% 4/21/30 #	440,000	414,327

PTTEP Treasury Center 144A 2.587% 6/10/27 #	695,000	643,634
Qatar Energy
144A 1.375% 9/12/26 #	280,000	252,417
144A 2.25% 7/12/31 #	345,000	295,275

Rio Oil Finance Trust Series 2014-1 9.25% 7/6/24	80,809	83,821
SA Global Sukuk 144A 2.694% 6/17/31 #	425,000	374,371
Sabine Pass Liquefaction
5.625% 3/1/25	1,455,000	1,485,726
5.75% 5/15/24	8,496,000	8,671,983

Santos Finance 144A 3.649% 4/29/31 #	1,700,000	1,443,787

20    NQ-OPTFI [6/22] 8/22 (2351750)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Saudi Arabian Oil
144A 3.50% 11/24/70 #	220,000	$ 156,459
144A 4.25% 4/16/39 #	530,000	491,257

Southwestern Energy 7.75% 10/1/27	2,050,000	2,094,608
Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	430,000	357,773
Targa Resources 4.20% 2/1/33	300,000	272,140
Targa Resources Partners 5.00% 1/15/28	634,000	604,525
Tengizchevroil Finance Co International 144A 2.625% 8/15/25 #	484,000	414,033
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	6,275,000	5,426,473
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	370,000	326,388
Tullow Oil 144A 10.25% 5/15/26 #	610,000	584,170
UEP Penonome II 144A 6.50% 10/1/38 #	526,486	492,798
Uzbekneftegaz 144A 4.75% 11/16/28 #	200,000	158,052
Woodside Finance 144A 3.70% 9/15/26 #	400,000	386,118
YPF 144A 6.95% 7/21/27 #	670,000	381,143
		79,490,753
Finance Companies — 2.12%
AerCap Ireland Capital DAC
1.65% 10/29/24	500,000	462,216
2.45% 10/29/26	1,445,000	1,259,259
3.00% 10/29/28	2,300,000	1,939,506
3.40% 10/29/33	4,543,000	3,592,859
3.50% 1/15/25	300,000	286,802
3.65% 7/21/27	4,760,000	4,327,336
4.45% 10/1/25	1,200,000	1,161,050
4.45% 4/3/26	150,000	143,435
4.50% 9/15/23	460,000	458,090
4.625% 10/15/27	745,000	702,034
6.50% 7/15/25	1,350,000	1,383,257
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)
Air Lease
2.875% 1/15/26		2,050,000	$ 1,885,057
2.875% 1/15/32		2,380,000	1,860,113
3.00% 2/1/30		7,215,000	5,894,853
3.375% 7/1/25		670,000	631,628
4.125% 12/15/26 μ, ψ		715,000	514,800
4.25% 2/1/24		900,000	889,668
4.625% 10/1/28		2,115,000	1,958,078

Aircastle 4.125% 5/1/24		2,500,000	2,430,980
Ally Financial 4.70% 5/15/26 μ, ψ		1,260,000	1,003,136
Aviation Capital Group 144A 3.875% 5/1/23 #		1,000,000	991,722
Avolon Holdings Funding 144A 2.528% 11/18/27 #		116,000	94,658
China Evergrande Group 10.00% 4/11/23		550,000	46,062
CIFI Holdings Group
6.00% 7/16/25		245,000	147,735
6.45% 11/7/24		430,000	276,705
DAE Funding
144A 1.55% 8/1/24 #		200,000	187,482
144A 1.625% 2/15/24 #		1,500,000	1,421,489
3.375% 3/20/28		2,700,000	2,378,786

GE Capital UK Funding Unlimited 5.875% 1/18/33	GBP	300,000	405,031
Goodman HK Finance 4.375% 6/19/24		1,095,000	1,101,392
Huarong Finance 2019 3.875% 11/13/29		550,000	439,313
Jyske Realkredit
1.50% 10/1/53	DKK	3,266,948	378,420
1.50% 10/1/53	DKK	5,282,598	582,413

Kaisa Group Holdings 9.375% 6/30/24 ‡		380,000	53,046
KeyCorp 4.789% 6/1/33 μ		820,000	809,844
Logicor Financing 3.25% 11/13/28	EUR	3,400,000	3,219,910
MAF Global Securities 6.375% 3/20/26 μ, ψ		395,000	383,032

NQ-OPTFI [6/22] 8/22 (2351750)    21

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)
Nordea Kredit Realkreditaktieselskab
1.00% 10/1/50	DKK	2,262,015	$ 251,161
1.50% 10/1/53	DKK	5,299,987	584,575
1.50% 10/1/53	DKK	1,881,238	217,744
1.50% 10/1/53	DKK	700,000	73,714

OneMain Finance 6.125% 3/15/24		1,500,000	1,436,182
Owl Rock Capital 2.875% 6/11/28		500,000	393,081
Realkredit Danmark
1.00% 10/1/50	DKK	12,886,128	1,426,293
1.00% 10/1/53	DKK	787,627	86,260
1.50% 10/1/53	DKK	9,595,166	1,113,695
1.50% 10/1/53	DKK	4,690,836	517,148
2.00% 10/1/53	DKK	2,897,286	333,089

Samhallsbyggnadsbolaget i Norden 1.125% 9/4/26	EUR	900,000	633,480
Sirius Real Estate 1.125% 6/22/26	EUR	2,400,000	2,175,421
SMBC Aviation Capital Finance DAC 144A 3.00% 7/15/22 #		400,000	399,949
Times China Holdings 5.55% 6/4/24		440,000	74,140
			55,417,129
Industrials — 0.38%
Burlington Northern Santa Fe
2.875% 6/15/52		1,615,000	1,209,566
4.45% 1/15/53		1,325,000	1,284,051
Holcim Finance Luxembourg
0.50% 4/23/31	EUR	1,100,000	865,966
0.625% 4/6/30	EUR	1,000,000	828,090

Inversiones La Construccion 144A 4.75% 2/7/32 #		635,000	477,683
Lockheed Martin
3.90% 6/15/32		1,095,000	1,081,757
4.15% 6/15/53		815,000	762,360

Parker-Hannifin 4.25% 9/15/27		3,395,000	3,373,894
			9,883,367
Insurance — 0.83%
AIA Group
144A 3.375% 4/7/30 #		375,000	351,239
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)
AIA Group
144A 3.90% 4/6/28 #		1,000,000	$ 992,179

Ambac Assurance 144A 5.10% #, ω		29,743	27,215
Aon 2.90% 8/23/51		4,930,000	3,431,825
Arthur J Gallagher & Co. 3.50% 5/20/51		1,834,000	1,405,730
Athene Global Funding 144A 2.192% (LIBOR03M + 1.23%) 7/1/22 #, •		700,000	700,000
Athora Netherlands 2.375% 5/17/24	EUR	2,100,000	2,185,204
Brighthouse Financial
3.85% 12/22/51		2,970,000	2,025,483
4.70% 6/22/47		1,035,000	825,742
5.625% 5/15/30		850,000	826,181

Brown & Brown 4.95% 3/17/52		1,833,000	1,612,101
Fairfax Financial Holdings 4.625% 4/29/30		1,000,000	961,080
Jackson Financial
144A 3.125% 11/23/31 #		1,570,000	1,252,102
144A 4.00% 11/23/51 #		1,909,000	1,358,164

MetLife 3.85% 9/15/25 μ, ψ		1,520,000	1,357,290
Prudential Financial 3.70% 3/13/51		1,660,000	1,389,529
Sagicor Financial 144A 5.30% 5/13/28 #		965,000	885,296
			21,586,360
Real Estate Investment Trusts — 0.79%
American Homes 4 Rent 3.625% 4/15/32		1,685,000	1,479,094
American Tower
2.30% 9/15/31		1,600,000	1,269,047
3.00% 6/15/23		600,000	593,860
3.375% 5/15/24		500,000	493,037
3.65% 3/15/27		300,000	285,163

American Tower Trust #1 144A 3.07% 3/15/48 #		1,285,000	1,279,469

22    NQ-OPTFI [6/22] 8/22 (2351750)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Real Estate Investment Trusts (continued)

CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #		645,000	$ 460,788
Cromwell Ereit Lux Finco 2.125% 11/19/25	EUR	600,000	514,654
Crown Castle International
2.10% 4/1/31		1,308,000	1,041,715
4.30% 2/15/29		2,745,000	2,638,639

EPR Properties 4.50% 6/1/27		1,700,000	1,540,243
GLP Capital 4.00% 1/15/30		2,600,000	2,281,244
Iron Mountain 144A 5.25% 7/15/30 #		966,000	841,676
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #		3,080,000	2,492,006
MPT Operating Partnership 3.692% 6/5/28	GBP	1,600,000	1,690,273
Public Storage 0.50% 9/9/30	EUR	500,000	411,326
VICI Properties
4.75% 2/15/28		100,000	95,631
4.95% 2/15/30		1,255,000	1,191,660
144A 5.75% 2/1/27 #		145,000	137,852
			20,737,377
Technology — 1.40%
Autodesk 2.40% 12/15/31		2,390,000	1,953,266
Broadcom
144A 3.137% 11/15/35 #		2,789,000	2,121,781
144A 3.419% 4/15/33 #		1,600,000	1,324,831
144A 3.469% 4/15/34 #		6,257,000	5,100,683
144A 4.926% 5/15/37 #		816,000	732,723

Broadridge Financial Solutions 2.60% 5/1/31		2,698,000	2,256,138
CA Magnum Holdings 144A 5.375% 10/31/26 #		418,000	363,276
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
CDW
2.67% 12/1/26	465,000	$ 415,156
3.276% 12/1/28	4,143,000	3,581,541

Dell International 5.45% 6/15/23	160,000	161,666
Entegris Escrow 144A 4.75% 4/15/29 #	1,230,000	1,147,655
Fiserv 3.50% 7/1/29	3,500,000	3,195,631
HP 5.50% 1/15/33	705,000	688,542
KLA 4.95% 7/15/52	1,520,000	1,531,022
Micron Technology 2.703% 4/15/32	875,000	698,679
NXP
2.70% 5/1/25	180,000	171,296
3.125% 2/15/42	925,000	675,292
3.25% 5/11/41	1,740,000	1,312,691
3.875% 6/18/26	3,250,000	3,134,869
4.875% 3/1/24	3,280,000	3,313,939
5.55% 12/1/28	440,000	446,691
SK Hynix
144A 1.50% 1/19/26 #	600,000	539,980
144A 2.375% 1/19/31 #	610,000	481,183

TSMC Arizona 4.25% 4/22/32	400,000	394,946
Workday
3.50% 4/1/27	200,000	191,422
3.70% 4/1/29	310,000	290,272
3.80% 4/1/32	320,000	292,726
		36,517,897
Transportation — 1.70%
Acu Petroleo Luxembourg 144A 7.50% 7/13/35 #	460,000	387,394
Air Canada 144A 3.875% 8/15/26 #	300,000	254,383
American Airlines 144A 5.50% 4/20/26 #	500,000	461,150
American Airlines 2015-1 Class A Pass Through Trust 3.375% 11/1/28 ♦	1,171,921	1,049,911
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 7/15/29 ♦	516,688	479,582
American Airlines 2016-3 Class AA Pass Through Trust 3.00% 4/15/30 ♦	970,824	882,159

NQ-OPTFI [6/22] 8/22 (2351750)    23

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
American Airlines 2019-1 Class AA Pass Through Trust 3.15% 8/15/33 ♦	178,314	$ 157,617
American Airlines 2021-1 Class A Pass Through Trust 2.875% 1/11/36 ♦	100,000	85,131
Azul Investments
144A 5.875% 10/26/24 #	430,000	326,886
144A 7.25% 6/15/26 #	400,000	274,891

British Airways 2018-1 Class AA Pass Through Trust 144A 3.80% 3/20/33 #, ♦	1,136,471	1,074,031
British Airways 2019-1 Class AA Pass Through Trust 144A 3.30% 6/15/34 #, ♦	274,865	244,843
Canadian Pacific Railway 2.45% 12/2/31	1,665,000	1,426,323
Delta Air Lines
144A 7.00% 5/1/25 #	5,349,000	5,421,438
7.375% 1/15/26	1,858,000	1,860,034

Doric Nimrod Air Finance Alpha 2012-1 Class A Pass Through Trust 144A 5.125% 11/30/24 #, ♦	138,308	137,112
ERAC USA Finance 144A 2.70% 11/1/23 #	300,000	295,782
Gol Finance 144A 8.00% 6/30/26 #	410,000	273,427
Grupo Aeromexico 144A 8.50% 3/17/27 #	5,000,000	4,836,309
Kansas City Southern 3.00% 5/15/23	500,000	498,598
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	661,364	595,846
Mileage Plus Holdings 144A 6.50% 6/20/27 #	5,000,000	4,929,125
Misc Capital Two Labuan 144A 3.75% 4/6/27 #	860,000	808,679
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
Penske Truck Leasing
144A 3.95% 3/10/25 #	1,000,000	$ 985,614
144A 4.45% 1/29/26 #	2,100,000	2,072,365
144A 4.875% 7/11/22 #	300,000	300,072
Southwest Airlines
5.125% 6/15/27	3,650,000	3,686,733
5.25% 5/4/25	1,680,000	1,713,949
Union Pacific
2.80% 2/14/32	630,000	561,449
3.375% 2/14/42	190,000	158,531
3.50% 2/14/53	365,000	298,192
United Airlines
144A 4.375% 4/15/26 #	2,005,000	1,773,864
144A 4.625% 4/15/29 #	4,961,000	4,225,259

United Airlines 2020-1 Class A Pass Through Trust 5.875% 4/15/29 ♦	1,608,999	1,580,825
US Airways 2012-2 Class A Pass Through Trust 4.625% 12/3/26 ♦	315,619	290,148
US Airways 2013-A Class A Pass Through Trust 3.95% 5/15/27 ♦	47,625	43,335
		44,450,987
Utilities — 3.10%
Abu Dhabi National Energy PJSC 144A 2.00% 4/29/28 #	665,000	592,564
AEP Texas 2.40% 10/1/22	200,000	200,117
AES Andes 144A 7.125% 3/26/79 #, μ	605,000	550,459
Alfa Desarrollo 144A 4.55% 9/27/51 #	498,652	359,254
American Water Capital 4.45% 6/1/32	4,035,000	4,016,345
Baltimore Gas and Electric 4.55% 6/1/52	1,395,000	1,354,591
Boston Gas 144A 3.757% 3/16/32 #	500,000	466,557

24    NQ-OPTFI [6/22] 8/22 (2351750)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)
Calpine
144A 4.50% 2/15/28 #		453,000	$ 412,165
144A 5.00% 2/1/31 #		1,535,000	1,243,020
144A 5.125% 3/15/28 #		454,000	400,766

Cikarang Listrindo 144A 4.95% 9/14/26 #		540,000	501,225
Clean Renewable Power Mauritius 144A 4.25% 3/25/27 #		441,000	351,605
CLP Power Hong Kong Financing 2.875% 4/26/23		240,000	238,997
Consorcio Transmantaro 144A 5.20% 4/11/38 #		480,000	429,295
Duke Energy 4.875% 9/16/24 μ, ψ		2,330,000	2,126,125
Duke Energy Indiana 3.25% 10/1/49		1,265,000	980,981
Electricite de France 2.875% 12/15/26 μ, ψ	EUR	2,400,000	1,961,762
Enel Finance International
144A 1.875% 7/12/28 #		665,000	558,207
144A 2.25% 7/12/31 #		725,000	569,826
144A 2.875% 7/12/41 #		2,085,000	1,407,294

ENN Energy Holdings 144A 2.625% 9/17/30 #		605,000	515,932
Entergy Arkansas 4.20% 4/1/49		870,000	803,785
Entergy Louisiana 4.95% 1/15/45		235,000	224,561
Entergy Mississippi 3.85% 6/1/49		1,465,000	1,259,465
Entergy Texas 3.55% 9/30/49		700,000	560,078
Essential Utilities
2.704% 4/15/30		695,000	605,441
3.351% 4/15/50		675,000	510,993

Evergy Kansas Central 3.45% 4/15/50		1,185,000	947,256
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)

Eversource Energy 2.90% 3/1/27	915,000	$ 859,785
Fells Point Funding Trust 144A 3.046% 1/31/27 #	850,000	784,541
FirstEnergy Transmission 144A 4.55% 4/1/49 #	875,000	705,931
Georgia Power 4.70% 5/15/32	3,200,000	3,212,701
Greenko Power II 144A 4.30% 12/13/28 #	679,363	544,339
Israel Electric 144A 3.75% 2/22/32 #	630,000	564,832
JSW Hydro Energy 144A 4.125% 5/18/31 #	276,000	220,160
Louisville Gas and Electric 4.25% 4/1/49	2,685,000	2,448,294
Minejesa Capital 144A 5.625% 8/10/37 #	400,000	324,406
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	500,000	404,375
NextEra Energy Capital Holdings
0.65% 3/1/23	2,800,000	2,752,897
1.907% (SOFR + 0.54%) 3/1/23 •	100,000	99,513
3.00% 1/15/52	1,105,000	792,210
5.00% 7/15/32	2,625,000	2,691,741

Oglethorpe Power 3.75% 8/1/50	1,620,000	1,292,290
Oryx Funding 144A 5.80% 2/3/31 #	660,000	624,239
Pacific Gas and Electric
2.10% 8/1/27	9,195,000	7,715,658
2.384% (SOFR + 1.15%) 11/14/22 •	700,000	697,192
3.00% 6/15/28	800,000	690,186
3.25% 6/1/31	420,000	339,662
3.30% 3/15/27	700,000	627,738
3.30% 8/1/40	7,168,000	4,952,744
3.50% 6/15/25	400,000	379,185
3.50% 8/1/50	4,510,000	3,021,007
4.20% 3/1/29	3,200,000	2,859,425
4.40% 3/1/32	1,300,000	1,129,960
4.50% 7/1/40	1,100,000	854,214

NQ-OPTFI [6/22] 8/22 (2351750)    25

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)
Pacific Gas and Electric
4.95% 7/1/50	516,000	$ 412,708

Pedernales Electric Cooperative 144A 6.202% 11/15/32 #	620,000	662,257
Perusahaan Listrik Negara
144A 3.875% 7/17/29 #	605,000	546,893
144A 4.125% 5/15/27 #	300,000	288,722
144A 5.25% 5/15/47 #	185,000	153,573

PG&E 5.25% 7/1/30	1,625,000	1,339,967
Saudi Electricity Global Sukuk Co. 4 4.222% 1/27/24	715,000	720,005
Sempra Energy 4.875% 10/15/25 μ, ψ	1,055,000	973,217
Sociedad de Transmision Austral 144A 4.00% 1/27/32 #	420,000	326,920
Southern California Edison
3.45% 2/1/52	3,037,000	2,266,134
3.65% 2/1/50	1,525,000	1,168,662
4.00% 4/1/47	880,000	715,522
4.875% 3/1/49	2,330,000	2,116,572

Southern California Gas 2.95% 4/15/27	2,600,000	2,463,149
System Energy Resources 2.14% 12/9/25	800,000	743,521
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	165,000	162,443
		80,798,156
Total Corporate Bonds (cost $1,081,763,375)		940,459,767

Municipal Bonds — 0.94%
American Municipal Power, Ohio
(Combined Hydroelectric Projects - Build America Bonds) Series B 8.084% 2/15/50	1,500,000	2,206,710
	Principal amount°	Value (US $)

Municipal Bonds (continued)
Chicago, Illinois Transit Authority Sales Tax Receipts Revenue
(Pension Funding) Series A 6.899% 12/1/40	1,800,000	$ 2,162,052
(Retiree Health Care Funding) Series B 6.899% 12/1/40	1,800,000	2,162,052
Commonwealth of Puerto Rico
(Restructured)
Series A-1 2.993% 7/1/24 ^	251,866	230,644
Series A-1 4.00% 7/1/33	489,634	449,783
Series A-1 4.00% 7/1/35	440,115	395,311
Series A-1 4.00% 7/1/37	377,735	335,285
Series A-1 4.00% 7/1/41	513,575	445,937
Series A-1 4.00% 7/1/46	534,112	450,059
Series A-1 4.364% 7/1/33 ^	630,112	354,854
Series A-1 5.25% 7/1/23	273,433	278,467
Series A-1 5.625% 7/1/27	540,376	575,582
Series A-1 5.625% 7/1/29	531,609	571,809
Series A-1 5.75% 7/1/31	516,349	565,082
Series C 2.741% 11/1/43 •	2,432,488	1,213,203
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	4,156,411	3,688,962
Golden State Tobacco Securitization
(Senior) Series A1 2.587% 6/1/29	1,700,000	1,511,759
Municipal Electric Authority of Georgia
(Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	1,728,000	2,076,054
New Jersey Transportation Trust Fund Authority
(Build America Bonds) Series C 5.754% 12/15/28	1,590,000	1,667,481

26    NQ-OPTFI [6/22] 8/22 (2351750)

(Unaudited)
	Principal amount°	Value (US $)

Municipal Bonds (continued)
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
(Build America Bonds) Subordinate Series A-1 5.508% 8/1/37	700,000	$ 770,882
New York State Urban Development
(Build America Bonds) Series E 5.77% 3/15/39	800,000	867,400
Oregon State Taxable Pension
5.892% 6/1/27	30,000	32,064
Pennsylvania Higher Education Assistance Agency Revenue
(Student Loans) Series 2006-2 A-3 1.314% (LIBOR03M + 0.13%) 10/25/36 •	286,792	283,670
South Carolina Public Service Authority
(Santee Cooper) Series D 4.77% 12/1/45	145,000	145,084
West Virginia Tobacco Settlement Finance Authority
(Class 1 Senior Current Interest Bonds)
Series A 1.82% 6/1/26	250,000	227,812
Series A 2.351% 6/1/28	300,000	265,218
Series A 2.551% 6/1/29	300,000	262,545
Series A 2.951% 6/1/31	500,000	435,840
Total Municipal Bonds (cost $26,143,461)		24,631,601

Non-Agency Asset-Backed Securities — 2.13%
ABFC Trust Series 2006-HE1 A2D 1.844% (LIBOR01M + 0.22%, Floor 0.22%) 1/25/37 •	263,723	161,351
Argent Securities Trust
Series 2006-M1 A2C 1.924% (LIBOR01M + 0.30%, Floor 0.30%) 7/25/36 •	1,114,990	327,471
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Argent Securities Trust
Series 2006-W4 A2C 1.944% (LIBOR01M + 0.32%, Floor 0.32%) 5/25/36 •	580,450	$ 154,189

Bear Stearns Asset-Backed Securities I Trust Series 2005-FR1 M2 2.629% (LIBOR01M + 1.005%, Floor 1.005%) 6/25/35 •	1,055,937	1,040,399
Bear Stearns Asset-Backed Securities Trust Series 2007-SD1 22A1 2.89% 10/25/36 •	104,492	63,953
Centex Home Equity Loan Trust Series 2002-A AF6 5.54% 1/25/32	231	230
CIT Mortgage Loan Trust Series 2007-1 1M1 144A 3.124% (LIBOR01M + 1.50%, Floor 1.50%) 10/25/37 #, •	3,600,000	3,354,020
Citicorp Residential Mortgage Trust Series 2006-3 A5 4.759% 11/25/36 •	312,370	300,639
Countrywide Asset-Backed Certificates
Series 2004-3 2A 2.024% (LIBOR01M + 0.40%, Floor 0.40%) 8/25/34 •	29,124	27,372
Series 2006-1 AF6 4.444% 7/25/36 •	37,691	35,790
Series 2006-26 2A4 1.844% (LIBOR01M + 0.22%, Floor 0.22%) 6/25/37 •	1,118,980	1,075,438
Series 2007-6 2A4 1.934% (LIBOR01M + 0.31%, Floor 0.31%) 9/25/37 •	930,186	823,764
CWABS Asset-Backed Certificates Trust
Series 2005-3 MV7 3.574% (LIBOR01M + 1.95%, Floor 1.95%) 8/25/35 •	4,200,000	4,057,628

NQ-OPTFI [6/22] 8/22 (2351750)    27

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
CWABS Asset-Backed Certificates Trust
Series 2006-11 1AF6 6.15% 9/25/46 •	41,058	$ 38,157
Series 2006-17 2A2 1.924% (LIBOR01M + 0.15%, Floor 0.15%) 3/25/47 •	672,075	658,299

DataBank Issuer Series 2021-1A A2 144A 2.06% 2/27/51 #	1,600,000	1,447,066
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	4,700,000	4,036,184
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	7,326,000	6,385,627
EquiFirst Mortgage Loan Trust Series 2004-2 M7 4.624% (LIBOR01M + 3.00%, Floor 3.00%) 10/25/34 •	662,361	659,726
First Franklin Mortgage Loan Trust Series 2006-FF5 2A3 1.944% (LIBOR01M + 0.32%, Floor 0.32%) 4/25/36 •	687,074	661,057
Fremont Home Loan Trust Series 2004-B M1 2.494% (LIBOR01M + 0.87%, Floor 0.87%) 5/25/34 •	2,063,460	1,977,139
GE-WMC Mortgage Securities Trust Series 2006-1 A2B 1.924% (LIBOR01M + 0.30%, Floor 0.30%) 8/25/36 •	1,703,081	820,977
GSAMP Trust
Series 2006-FM3 A2D 1.854% (LIBOR01M + 0.23%, Floor 0.23%) 11/25/36 •	800,251	418,318
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
GSAMP Trust
Series 2007-SEA1 A 144A 1.924% (LIBOR01M + 0.30%, Floor 0.30%) 12/25/36 #, •	511,283	$ 477,065

Hardee's Funding Series 2018-1A A2II 144A 4.959% 6/20/48 #	481,250	468,810
Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A 2A3 1.864% (LIBOR01M + 0.24%, Floor 0.24%) 4/25/37 •	1,129,092	776,693
HSI Asset Securitization Trust Series 2006-HE1 2A1 1.724% (LIBOR01M + 0.10%, Floor 0.10%) 10/25/36 •	22,175	9,855
JPMorgan Chase Bank Series 2021-3 B 144A 0.76% 2/26/29 #	890,871	860,869
JPMorgan Mortgage Acquisition Trust Series 2006-CW2 AV5 1.864% (LIBOR01M + 0.24%, Floor 0.24%) 8/25/36 •	247,005	245,313
Lendingpoint Asset Securitization Trust Series 2021-B A 144A 1.11% 2/15/29 #	581,183	570,332
Long Beach Mortgage Loan Trust
Series 2006-1 2A4 2.224% (LIBOR01M + 0.60%, Floor 0.60%) 2/25/36 •	2,455,108	2,093,075
Series 2006-7 1A 1.934% (LIBOR01M + 0.31%, Floor 0.31%) 8/25/36 •	2,357,019	1,284,745
Morgan Stanley ABS Capital I Trust
Series 2007-HE1 A2C 1.774% (LIBOR01M + 0.15%, Floor 0.15%) 11/25/36 •	3,821,648	2,400,167

28    NQ-OPTFI [6/22] 8/22 (2351750)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Morgan Stanley ABS Capital I Trust
Series 2007-HE5 A2D 1.964% (LIBOR01M + 0.34%, Floor 0.34%) 3/25/37 •	2,800,240	$ 1,322,657

New Century Home Equity Loan Trust Series 2005-1 M2 2.344% (LIBOR01M + 0.72%, Cap 12.50%, Floor 0.72%) 3/25/35 •	233,600	228,151
Option One Mortgage Loan Trust
Series 2005-1 M1 2.404% (LIBOR01M + 0.78%, Floor 0.78%) 2/25/35 •	1,194,003	1,153,197
Series 2007-4 2A4 1.934% (LIBOR01M + 0.31%, Floor 0.31%) 4/25/37 •	4,981,092	3,005,813

PFS Financing Series 2021-A A 144A 0.71% 4/15/26 #	1,800,000	1,685,389
RAAC Trust Series 2005-SP2 2A 2.224% (LIBOR01M + 0.60%, Cap 14.00%, Floor 0.60%) 6/25/44 •	203,969	176,154
Sofi Professional Loan Program Series 2016-F A2 144A 3.02% 2/25/40 #	107,931	105,852
Soundview Home Loan Trust Series 2006-OPT1 2A4 2.164% (LIBOR01M + 0.54%, Floor 0.54%) 3/25/36 •	147,099	145,851
Structured Asset Investment Loan Trust Series 2003-BC2 M1 3.004% (LIBOR01M + 1.38%, Floor 1.38%) 4/25/33 •	15,778	15,024
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Structured Asset Securities Mortgage Loan Trust
Series 2006-BC1 A6 1.894% (LIBOR01M + 0.27%, Floor 0.27%) 3/25/36 •	1,053,616	$ 962,573
Series 2006-BC2 A1 1.779% (LIBOR01M + 0.155%, Floor 0.155%) 9/25/36 •	3,184,957	2,280,449
Towd Point Mortgage Trust
Series 2017-1 A1 144A 2.75% 10/25/56 #, •	184,412	182,932
Series 2017-2 A1 144A 2.75% 4/25/57 #, •	22,828	22,682
Series 2017-4 M1 144A 3.25% 6/25/57 #, •	615,000	569,132
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	182,601	179,203
Series 2019-4 A1 144A 2.90% 10/25/59 #, •	6,033,808	5,842,353
Total Non-Agency Asset-Backed Securities (cost $61,231,121)		55,589,130

Non-Agency Collateralized Mortgage Obligations — 1.65%
Alternative Loan Trust Resecuritization Series 2008-2R 3A1 6.00% 8/25/37 •	812,079	482,747
ARM Mortgage Trust
Series 2005-10 3A31 2.683% 1/25/36 •	46,389	42,253
Series 2006-2 1A4 3.223% 5/25/36 •	351,277	321,259
Banc of America Funding Trust
Series 2005-E 7A1 1.653% (COF 11 + 1.43%, Floor 1.43%) 6/20/35 •	67,122	55,291
Series 2006-I 1A1 2.378% 12/20/36 •	86,589	85,247

Banc of America Mortgage Trust Series 2003-D 2A1 3.983% 5/25/33 •	34,489	34,303

NQ-OPTFI [6/22] 8/22 (2351750)    29

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Bear Stearns ARM Trust Series 2003-5 2A1 2.915% 8/25/33 •	15,574	$ 15,094
Chase Mortgage Finance Trust Series 2005-A1 3A1 2.911% 12/25/35 •	42,619	37,995
CHL Mortgage Pass Through Trust Series 2007-4 1A1 6.00% 5/25/37 ♦	675,357	354,227
Connecticut Avenue Securities Trust
Series 2018-R07 1M2 144A 4.024% (LIBOR01M + 2.40%) 4/25/31 #, •	103,310	102,850
Series 2019-R01 2M2 144A 4.074% (LIBOR01M + 2.45%) 7/25/31 #, •	66,386	65,976
Series 2019-R02 1M2 144A 3.924% (LIBOR01M + 2.30%, Floor 2.30%) 8/25/31 #, •	258,992	258,992
Series 2019-R07 1M2 144A 3.724% (LIBOR01M + 2.10%) 10/25/39 #, •	352,440	349,858
Series 2020-R01 1M2 144A 3.674% (LIBOR01M + 2.05%, Floor 2.05%) 1/25/40 #, •	875,445	856,777
Series 2022-R01 1M2 144A 2.826% (SOFR + 1.90%) 12/25/41 #, •	1,500,000	1,351,289
Series 2022-R02 2M2 144A 3.926% (SOFR + 3.00%) 1/25/42 #, •	900,000	829,645
CSMC Mortgage-Backed Trust
Series 2005-1R 2A5 144A 5.75% 12/26/35 #	503,481	387,335
Series 2007-1 5A14 6.00% 2/25/37	145,172	96,652
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
CSMC Mortgage-Backed Trust
Series 2007-3 4A6 1.874% (LIBOR01M + 0.25%, Cap 7.00%, Floor 0.25%) 4/25/37 •	80,340	$ 66,062
Series 2007-3 4A12 5.126% (6.75% minus LIBOR01M, Cap 6.75%) 4/25/37 Σ, •	80,340	13,518
Series 2007-3 4A15 5.50% 4/25/37	35,673	30,667

Flagstar Mortgage Trust Series 2021-2 A6 144A 2.50% 4/25/51 #, •	852,187	775,271
GMACM Mortgage Loan Trust Series 2006-J1 A1 5.75% 4/25/36	17,420	15,588
GS Mortgage-Backed Securities Trust
Series 2021-PJ4 A8 144A 2.50% 9/25/51 #, •	2,256,760	2,044,945
Series 2021-PJ7 A2 144A 2.50% 1/25/52 #, •	2,296,716	1,957,861

GSR Mortgage Loan Trust Series 2007-AR1 2A1 2.736% 3/25/47 •	381,590	265,269
JPMorgan Alternative Loan Trust Series 2007-A2 11A1 1.984% (LIBOR01M + 0.36%, Cap 11.50%, Floor 0.36%) 6/25/37 •	3,040,745	1,784,933
JPMorgan Mortgage Trust
Series 2006-A6 2A4L 2.928% 10/25/36 •	186,945	159,452
Series 2006-A7 2A2 3.172% 1/25/37 •	36,823	32,663
Series 2007-A1 6A1 3.065% 7/25/35 •	43,556	42,564
Series 2014-2 B1 144A 3.422% 6/25/29 #, •	21,186	19,506

30    NQ-OPTFI [6/22] 8/22 (2351750)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2014-2 B2 144A 3.422% 6/25/29 #, •	21,186	$ 19,431
Series 2015-4 B1 144A 3.559% 6/25/45 #, •	500,215	468,403
Series 2015-4 B2 144A 3.559% 6/25/45 #, •	213,792	199,719
Series 2015-5 B2 144A 2.352% 5/25/45 #, •	416,794	410,660
Series 2015-6 B1 144A 3.533% 10/25/45 #, •	199,608	192,160
Series 2015-6 B2 144A 3.533% 10/25/45 #, •	194,213	186,415
Series 2016-4 B1 144A 3.81% 10/25/46 #, •	184,504	174,806
Series 2016-4 B2 144A 3.81% 10/25/46 #, •	336,379	314,922
Series 2017-1 B3 144A 3.458% 1/25/47 #, •	857,124	782,494
Series 2017-2 A3 144A 3.50% 5/25/47 #, •	54,605	50,691
Series 2020-2 A3 144A 3.50% 7/25/50 #, •	164,836	155,249
Series 2020-5 A3 144A 3.00% 12/25/50 #, •	909,364	814,580
Series 2020-7 A3 144A 3.00% 1/25/51 #, •	496,695	442,266
Series 2021-1 A3 144A 2.50% 6/25/51 #, •	743,240	635,035
Series 2021-10 A3 144A 2.50% 12/25/51 #, •	1,545,470	1,308,578
Series 2021-13 B1 144A 3.145% 4/25/52 #, •	1,962,434	1,641,206

Lehman Mortgage Trust Series 2007-10 2A2 6.50% 1/25/38	1,187,458	510,211
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Ludgate Funding
Series 2006-1X A2A 1.608% (BP0003M + 0.19%) 12/1/60 •	GBP	1,104,174	$ 1,279,159
Series 2008-W1X A1 2.289% (BP0003M + 0.60%) 1/1/61 •	GBP	481,864	571,662

Mansard Mortgages Series 2007-1X A2 0.752% (SONIA3M + 0.299%) 4/15/47 •	GBP	509,057	594,684
MASTR Alternative Loan Trust
Series 2004-3 8A1 7.00% 4/25/34		1,136	1,085
Series 2004-5 6A1 7.00% 6/25/34		17,726	17,412

MASTR ARM Trust Series 2004-4 4A1 2.431% 5/25/34 •		34,962	33,594
Merrill Lynch Mortgage Investors Trust Series 2004-A1 2A2 2.287% 2/25/34 •		1,965	1,886
Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 144A 2.50% 12/25/50 #, •		768,771	656,849
Series 2021-1 A2 144A 2.50% 3/25/51 #, •		689,649	589,246
Series 2021-4 A3 144A 2.50% 7/25/51 #, •		777,808	663,051
New Residential Mortgage Loan Trust
Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •		137,156	133,905
Series 2019-RPL3 A1 144A 2.75% 7/25/59 #, •		3,389,676	3,274,669
RALI Series Trust
Series 2007-QA5 2A1 5.837% 9/25/37 •		2,027,043	1,578,896
Series 2007-QH8 A 1.259% 10/25/37 •		1,211,267	1,111,581

NQ-OPTFI [6/22] 8/22 (2351750)    31

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
RCKT Mortgage Trust
Series 2021-1 A1 144A 2.50% 3/25/51 #, •		769,256	$ 657,263
Series 2021-6 A1 144A 2.50% 12/25/51 #, •		1,595,805	1,363,478

Reperforming Loan REMIC Trust Series 2006-R1 AF1 144A 1.964% (LIBOR01M + 0.34%, Cap 9.50%, Floor 0.34%) 1/25/36 #, •		556,960	530,149
RFMSI Trust Series 2004-S9 2A1 4.75% 12/25/19		28	31
Sequoia Mortgage Trust
Series 2004-5 A3 3.308% (LIBOR06M + 0.56%, Cap 11.50%, Floor 0.56%) 6/20/34 •		91,625	85,865
Series 2007-1 4A1 3.014% 9/20/46 •		235,689	170,229
Series 2015-1 B2 144A 3.917% 1/25/45 #, •		133,053	128,772
Series 2017-5 B2 144A 3.799% 8/25/47 #, •		2,916,510	2,705,093
Series 2020-4 A2 144A 2.50% 11/25/50 #, •		613,155	529,205

Structured ARM Loan Trust Series 2006-1 7A4 2.699% 2/25/36 •		69,389	62,801
Structured Asset Mortgage Investments II Trust Series 2005-AR5 A2 2.095% (LIBOR01M + 0.50%, Cap 11.00%, Floor 0.50%) 7/19/35 •		126,678	119,155
Trinity Square Series 2021-1A A 144A 1.30% (SONIA3M + 0.85%) 7/15/59 #, •	GBP	3,384,236	4,097,018
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
WaMu Mortgage Pass Through Certificates Trust
Series 2005-AR16 1A3 2.716% 12/25/35 ♦, •	175,350	$ 170,990
Series 2007-HY1 3A3 3.125% 2/25/37 ♦, •	116,473	109,532
Series 2007-HY7 4A1 3.368% 7/25/37 ♦, •	230,196	219,655
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR11 A6 3.26% 8/25/36 •	117,062	110,516
Series 2020-1 A1 144A 3.00% 12/25/49 #, •	145,989	130,334
Total Non-Agency Collateralized Mortgage Obligations (cost $49,740,556)		42,940,680

Non-Agency Commercial Mortgage-Backed Securities — 4.54%
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •	605,000	565,909
Series 2017-BNK7 A5 3.435% 9/15/60	710,000	683,904
Series 2019-BN20 A3 3.011% 9/15/62	8,000,000	7,355,190
Series 2019-BN21 A5 2.851% 10/17/52	2,100,000	1,912,682
Series 2022-BNK39 A4 2.928% 2/15/55	2,784,000	2,495,814
Series 2022-BNK39 B 3.348% 2/15/55 •	532,000	459,767
Series 2022-BNK39 C 3.379% 2/15/55 •	797,000	656,324
Series 2022-BNK40 B 3.507% 3/15/64 •	1,800,000	1,564,383
Series 2022-BNK41 A4 3.916% 4/15/65 •	1,000,000	963,669
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	3,460,000	3,002,559
Series 2020-B20 A5 2.034% 10/15/53	10,650,000	8,981,910
Series 2020-B21 A5 1.978% 12/17/53	1,300,000	1,087,948

32    NQ-OPTFI [6/22] 8/22 (2351750)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2020-B22 A5 1.973% 1/15/54	2,050,000	$ 1,712,136
Series 2021-B24 A5 2.584% 3/15/54	6,790,000	5,941,139
Series 2021-B29 A5 2.388% 9/15/54	6,000,000	5,132,211
Series 2022-B32 B 3.202% 1/15/55 •	1,800,000	1,513,457
Series 2022-B32 C 3.572% 1/15/55 •	2,200,000	1,789,068
Series 2022-B33 B 3.736% 3/15/55 •	900,000	786,751
Series 2022-B33 C 3.736% 3/15/55 •	900,000	743,412

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	600,000	549,380
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	2,340,000	2,244,328
Series 2019-CF2 A5 2.874% 11/15/52	4,000,000	3,610,123
Series 2019-CF3 A4 3.006% 1/15/53	800,000	728,063
CD Mortgage Trust
Series 2017-CD6 B 3.911% 11/13/50 •	440,000	408,738
Series 2019-CD8 A4 2.912% 8/15/57	8,775,000	7,963,191

CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54	3,100,000	3,039,553
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	785,000	772,611
Series 2015-GC27 A5 3.137% 2/10/48	1,400,000	1,364,799
Series 2016-P3 A4 3.329% 4/15/49	1,305,000	1,260,050
Series 2017-C4 A4 3.471% 10/12/50	635,000	605,664
COMM Mortgage Trust
Series 2013-WWP A2 144A 3.424% 3/10/31 #	1,100,000	1,098,226
Series 2014-CR20 AM 3.938% 11/10/47	2,225,000	2,171,584
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
COMM Mortgage Trust
Series 2015-3BP A 144A 3.178% 2/10/35 #	605,000	$ 577,624
Series 2015-CR23 A4 3.497% 5/10/48	780,000	764,967
Series 2016-CR28 A4 3.762% 2/10/49	2,330,000	2,293,896

DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	900,000	869,155
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	1,280,000	1,244,616
Series 2017-GS6 A3 3.433% 5/10/50	1,935,000	1,863,361
Series 2019-GC39 A4 3.567% 5/10/52	1,250,000	1,189,850
Series 2019-GC42 A4 3.001% 9/1/52	5,000,000	4,610,057
Series 2020-GC47 A5 2.377% 5/12/53	3,716,000	3,229,587

JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.801% 8/15/48	8,253,198	8,058,473
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	1,640,000	1,574,456
Series 2016-C4 A3 3.141% 12/15/49	1,065,000	1,012,396
Series 2017-C7 A5 3.409% 10/15/50	2,395,000	2,294,859
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	355,000	345,492
Series 2016-JP2 AS 3.056% 8/15/49	1,250,000	1,169,444
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C26 A5 3.531% 10/15/48	960,000	941,633
Series 2015-C27 ASB 3.557% 12/15/47	1,458,355	1,445,662

NQ-OPTFI [6/22] 8/22 (2351750)    33

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C29 A4 3.325% 5/15/49	1,445,000	$ 1,394,729
Morgan Stanley Capital I Trust
Series 2019-L3 A4 3.127% 11/15/52	1,000,000	918,196
Series 2020-HR8 A4 2.041% 7/15/53	4,415,000	3,729,172

UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 144A 3.649% 3/10/46 #, •	480,000	467,651
VMC Finance Series 2021-FL4 A 144A 2.712% (LIBOR01M + 1.10%, Floor 1.10%) 6/16/36 #, •	1,408,073	1,365,866
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	275,000	268,570
Series 2015-NXS3 A4 3.617% 9/15/57	510,000	500,626
Series 2016-BNK1 A3 2.652% 8/15/49	1,220,000	1,148,513
Series 2020-C58 A4 2.092% 7/15/53	2,300,000	1,930,637
Total Non-Agency Commercial Mortgage-Backed Securities (cost $132,850,180)		118,374,031

Loan Agreements — 2.69%
Acrisure 1st Lien 5.916% (LIBOR01M + 4.25%) 2/15/27 •	298,500	281,336
Acrisure Tranche B 5.166% (LIBOR01M + 3.50%) 2/15/27 •	406,185	373,944
Advantage Sales & Marketing Tranche B-1 6.166% (LIBOR02M + 4.50%) 10/28/27 •	701,125	646,569
	Principal amount°	Value (US $)

Loan Agreements (continued)
Amentum Government Services Holdings Tranche 3 4.777% - 5.597% (SOFR03M + 3.00%) 2/15/29 •	3,470,000	$ 3,309,512
Applied Systems 1st Lien 5.25% (LIBOR03M + 3.00%) 9/19/24 •	826,291	795,650
Applied Systems 2nd Lien 7.751% (LIBOR03M + 5.50%) 9/19/25 •	2,073,734	2,009,795
Avantor Funding Tranche B-5 3.916% (LIBOR01M + 2.25%) 11/8/27 •	764,364	734,426
Bausch & Lomb 4.55% (SOFR01M + 2.25%) 5/10/27 •	1,240,000	1,154,492
Bausch Health TBD 2/1/27 X	385,000	331,774
Berry Global Tranche Z 3.005% (LIBOR01M + 1.75%) 7/1/26 •	617,900	599,235
BMC Software 5.416% (LIBOR01M + 3.75%) 10/2/25 •	334,620	311,894
BW Gas & Convenience Holdings Tranche B 5.166% (LIBOR01M + 3.50%) 3/31/28 •	1,044,450	992,227
Caesars Resort Collection Tranche B 4.416% (LIBOR01M + 2.75%) 12/23/24 •	1,971,113	1,902,946
Caesars Resort Collection Tranche B-1 5.166% (LIBOR01M + 3.50%) 7/21/25 •	1,575,940	1,525,213
Calpine
3.67% (LIBOR01M + 2.00%) 4/5/26 •	242,500	230,072
4.17% (LIBOR01M + 2.50%) 12/16/27 •	254,942	242,939

Camelot US Acquisition l 4.666% (LIBOR01M + 3.00%) 10/30/26 •	640,250	606,437

34    NQ-OPTFI [6/22] 8/22 (2351750)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Carnival Tranche B 5.877% (LIBOR03M + 3.00%) 6/30/25 •	490,003	$ 457,418
Castlelake Aviation One Designated Activity 4.579% (LIBOR03M + 2.75%) 10/22/26 •	813,102	778,206
CenturyLink Tranche B 3.916% (LIBOR01M + 2.25%) 3/15/27 •	982,368	905,211
Charter Communications Operating Tranche B2 3.42% (LIBOR01M + 1.75%) 2/1/27 •	477,488	456,822
Chemours Tranche B-2 3.42% (LIBOR01M + 1.75%) 4/3/25 •	820,390	779,883
Connect US Finco 5.17% (LIBOR01M + 3.50%) 12/11/26 •	634,397	588,404
Core & Main Tranche B-1 4.124% - 4.319% (LIBOR01M + 2.50%) 7/27/28 •	532,890	508,244
CSC Holdings 3.574% (LIBOR01M + 2.25%) 7/17/25 •	308,750	287,909
Delta Air Lines 4.75% (LIBOR03M + 3.75%) 10/20/27 •	500,000	495,937
Ecovyst Catalyst Technologies 3.739% (LIBOR03M + 2.50%) 6/9/28 •	405,900	388,776
Electron Bidco 4.666% (LIBOR01M + 3.00%) 11/1/28 •	498,750	467,994
Ensemble RCM 4.989% (LIBOR03M + 3.75%) 8/3/26 •	357,880	347,233
Entegris Tranche B TBD 3/2/29 X	1,945,000	1,888,270
Epicor Software 2nd Lien 9.416% (LIBOR01M + 7.75%) 7/31/28 •	735,000	718,003
Epicor Software Tranche C 4.916% (EUR001M + 3.25%) 7/30/27 •	787,970	743,277
	Principal amount°	Value (US $)

Loan Agreements (continued)

Frontier Communications Tranche B 6.063% (LIBOR03M + 3.75%) 5/1/28 •	1,728,125	$ 1,623,357
Global Medical Response 5.963% (LIBOR01M + 4.75%) 10/2/25 •	860,034	801,982
Hamilton Projects Acquiror 6.751% (LIBOR03M + 4.50%) 6/17/27 •	897,601	858,705
Heartland Dental
5.166% (LIBOR01M + 3.50%) 4/30/25 •	820,063	763,684
5.642% (LIBOR01M + 4.00%) 4/30/25 •	455,400	428,076

Hexion Holdings 1st Lien 5.924% (SOFR03M + 4.65%) 3/15/29 •	2,315,000	2,082,053
Hilton Grand Vacations Borrower 4.666% (LIBOR01M + 3.00%) 8/2/28 •	992,500	930,717
Hilton Worldwide Finance Tranche B-2 3.374% (LIBOR01M + 1.75%) 6/22/26 •	1,088,891	1,045,607
HUB International 4.214% (LIBOR01M + 3.00%) 4/25/25 •	354,756	336,033
Informatica 4.438% (LIBOR01M + 2.75%) 10/27/28 •	633,412	602,929
IRB Holding Tranche B TBD 12/15/27 X	3,551,445	3,388,671
Kenan Advantage Group Tranche B 4.50% (LIBOR01M + 3.75%) 3/24/26 •	31,163	29,137
Loyalty Ventures Tranche B 6.166% (LIBOR01M + 4.50%) 11/3/27 •	120,313	96,731
LSF9 Atlantis Holdings Tranche B TBD 3/31/29 X	1,800,000	1,656,000
Michaels Tranche B 6.50% (LIBOR03M + 4.25%) 4/15/28 •	1,201	999

NQ-OPTFI [6/22] 8/22 (2351750)    35

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Mileage Plus Holdings 7.313% (LIBOR03M + 5.25%) 6/21/27 •	1,000,000	$ 993,281
MPH Acquisition Holdings 5.825% (LIBOR03M + 4.25%) 9/1/28 •	1,786,500	1,651,396
Numericable US Tranche B-13 5.411% (LIBOR03M + 4.00%) 8/14/26 •	130,275	119,202
Organon & Co. 4.625% (LIBOR03M + 3.00%) 6/2/28 •	2,001,292	1,929,579
Pelican Products 6.50% (LIBOR03M + 4.25%) 12/29/28 •	278,600	260,491
Peraton Tranche B 1st Lien 5.416% (LIBOR01M + 3.75%) 2/1/28 •	1,022,941	963,483
PG&E Tranche B 4.688% (LIBOR01M + 3.00%) 6/23/25 •	1,432,609	1,355,009
Pilot Travel Centers Tranche B 3.134% (SOFR01M + 2.10%) 8/4/28 •	360,442	346,165
Prestige Brands Tranche B5 2.50% (LIBOR01M + 2.00%) 7/3/28 •	9,576	9,534
Pretium PKG Holdings 1st Lien 5.798% - 6.293% (LIBOR03M + 4.00%) 10/2/28 •	287,503	260,429
Prime Security Services Borrower Tranche B-1 3.50% (LIBOR03M + 2.75%) 9/23/26 •	404,342	378,969
Quest Software US Holdings 2nd Lien 8.724% (SOFR03M + 7.65%) 2/1/30 •	285,000	257,688
RealPage 1st Lien 4.666% (LIBOR01M + 3.00%) 4/24/28 •	992,500	918,559
Reynolds Group Holdings Tranche B-2 4.916% (LIBOR01M + 3.25%) 2/5/26 •	467,875	437,853
	Principal amount°	Value (US $)

Loan Agreements (continued)

Ryan Specialty Group Tranche B-1 4.625% (SOFR01M + 3.00%) 9/1/27 •	584,587	$ 564,127
Sinclair Television Group Tranche B-4 5.375% (SOFR01M + 3.75%) 4/21/29 •	2,175,000	2,011,875
SS&C Technologies Holdings Tranche B-3 3.416% (LIBOR01M + 1.75%) 4/16/25 •	178,537	170,771
SS&C Technologies Holdings Tranche B-4 3.416% (LIBOR01M + 1.75%) 4/16/25 •	144,934	138,630
Standard Industries 3.788% (LIBOR03M + 2.50%) 9/22/28 •	3,745,203	3,634,929
Telenet Financing Tranche AR 3.324% (LIBOR01M + 2.00%) 4/28/28 •	545,000	506,623
Terrier Media Buyer Tranche B 5.166% (LIBOR01M + 3.50%) 12/17/26 •	510,003	469,586
Transdigm Tranche F 3.916% (LIBOR01M + 2.25%) 12/9/25 •	584,211	556,187
UKG 1st Lien 5.535% (LIBOR03M + 3.25%) 5/4/26 •	1,645,081	1,550,489
Ultimate Software Group 1st Lien 5.416% (LIBOR01M + 3.75%) 5/4/26 •	1,133,830	1,071,874
United Airlines Tranche B 5.392% (LIBOR01M + 3.75%) 4/21/28 •	296,992	276,351
US Foods Tranche B TBD 11/22/28 X	1,500,000	1,431,250
USI 5.50% (LIBOR03M + 3.25%) 12/2/26 •	163,512	155,183
USI Tranche B 5.25% (LIBOR03M + 3.00%) 5/16/24 •	567,101	544,063
Vertical Midco Tranche B 4.019% (LIBOR03M + 3.50%) 7/30/27 •	341,386	320,903

36    NQ-OPTFI [6/22] 8/22 (2351750)

(Unaudited)
		Principal amount°	Value (US $)

Loan Agreements (continued)

Viasat 6.14% (SOFR01M + 4.61%) 3/2/29 •		2,790,000	$ 2,612,137
Vistra Operations 3.273% - 3.416% (LIBOR01M + 1.75%) 12/31/25 •		511,488	490,901
White Cap Buyer 5.275% (SOFR01M + 3.75%) 10/19/27 •		359,100	331,045
Zayo Group Holdings 4.666% (LIBOR01M + 3.00%) 3/9/27 •		2,954,377	2,652,375
Zekelman Industries 4.185% (LIBOR03M + 2.00%) 1/24/27 •		270,254	253,025
Total Loan Agreements (cost $73,487,576)			70,128,691

Sovereign Bonds — 2.73%Δ
Albania — 0.01%
Albania Government International Bond 144A 3.50% 6/16/27 #	EUR	150,000	134,765
			134,765
Angola — 0.02%
Angolan Government International Bonds
144A 8.25% 5/9/28 #		200,000	166,720
8.25% 5/9/28		200,000	166,720
144A 8.75% 4/14/32 #		200,000	160,601
			494,041
Argentina — 0.01%
Argentine Republic Government International Bonds
1.00% 7/9/29		31,833	7,318
1.125% 7/9/35 ~		674,580	146,130

Argentine Republic Government International Bonds 0.50% 7/9/30 ~		645,050	152,996
			306,444
Armenia — 0.01%
Republic of Armenia International Bond 144A 3.60% 2/2/31 #		200,000	139,048
			139,048
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Azerbaijan — 0.01%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #		319,000	$ 255,320
			255,320
Bahrain — 0.01%
Bahrain Government International Bond 144A 7.375% 5/14/30 #		300,000	296,952
			296,952
Brazil — 0.10%
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/27	BRL	12,000,000	2,081,292
Brazilian Government International Bonds
3.875% 6/12/30		532,000	446,498
4.75% 1/14/50		233,000	158,564
			2,686,354
Chile — 0.06%
Bonos de la Tesoreria de la Republica en pesos 144A 2.80% 10/1/33 #	CLP	1,630,000,000	1,262,560
Chile Government International Bonds
2.55% 1/27/32		258,000	219,677
3.50% 1/25/50		200,000	153,524
			1,635,761
Colombia — 0.03%
Colombia Government International Bonds
3.00% 1/30/30		272,000	207,482
3.25% 4/22/32		300,000	217,526
4.125% 2/22/42		217,000	135,370
5.00% 6/15/45		200,000	134,410
5.20% 5/15/49		200,000	136,160
			830,948
Costa Rica — 0.01%
Costa Rica Government International Bond 144A 5.625% 4/30/43 #		200,000	150,572
			150,572

NQ-OPTFI [6/22] 8/22 (2351750)    37

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Czech Republic — 0.02%
Czech Republic Government Bond 2.40% 9/17/25	CZK	13,580,000	$ 521,445
			521,445
Dominican Republic — 0.03%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #		885,000	683,164
144A 5.50% 2/22/29 #		200,000	174,598
			857,762
Ecuador — 0.01%
Ecuador Government International Bonds
144A 0.50% 7/31/40 #, ~		278,501	114,431
144A 1.00% 7/31/35 #, ~		328,384	158,931
144A 5.00% 7/31/30 #, ~		125,307	81,410
144A 6.61% 7/31/30 #, ^		35,470	14,861
			369,633
Egypt — 0.03%
Egypt Government International Bonds
144A 5.75% 5/29/24 #		591,000	528,792
144A 8.70% 3/1/49 #		359,000	215,407
			744,199
El Salvador — 0.00%
El Salvador Government International Bond 144A 7.125% 1/20/50 #		275,000	88,019
			88,019
Gabon — 0.01%
Gabon Government International Bond 144A 6.625% 2/6/31 #		200,000	148,458
			148,458
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Georgia — 0.01%
Georgia Government International Bond 144A 2.75% 4/22/26 #		200,000	$ 166,216
			166,216
Ghana — 0.00%
Ghana Government International Bond 144A 7.75% 4/7/29 #		230,000	115,529
			115,529
Guatemala — 0.01%
Guatemala Government Bond 144A 4.875% 2/13/28 #		400,000	374,775
			374,775
Hong Kong — 0.03%
Airport Authority
144A 2.50% 1/12/32 #		430,000	377,653
144A 3.25% 1/12/52 #		425,000	337,910
			715,563
Hungary — 0.02%
Hungary Government Bond 5.50% 6/24/25	HUF	181,390,000	444,253
			444,253
Indonesia — 0.06%
Indonesia Government International Bonds 144A 4.625% 4/15/43 #		200,000	181,850
Indonesia Treasury Bond 6.125% 5/15/28	IDR	22,506,000,000	1,478,998
			1,660,848
Israel — 0.11%
Israel Government International Bonds
2.75% 7/3/30		1,200,000	1,114,337
3.875% 7/3/50		200,000	176,300
State of Israel
3.375% 1/15/50		200,000	162,155
3.80% 5/13/60		1,600,000	1,337,200
			2,789,992

38    NQ-OPTFI [6/22] 8/22 (2351750)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Ivory Coast — 0.02%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #		590,000	$ 464,430
			464,430
Japan — 1.42%
Japan Treasury Discount Bill 0.00% 7/11/22 ≠	JPY	5,010,000,000	36,926,253
			36,926,253
Jordan — 0.01%
Jordan Government International Bond 144A 4.95% 7/7/25 #		200,000	180,758
			180,758
Kazakhstan — 0.01%
Kazakhstan Government International Bond 144A 6.50% 7/21/45 #		207,000	208,564
			208,564
Kenya — 0.01%
Republic of Kenya Government International Bond 144A 8.00% 5/22/32 #		200,000	142,440
			142,440
Lebanon — 0.00%
Lebanon Government International Bond 6.25% 5/27/22 ‡		582,000	37,102
			37,102
Mexico — 0.05%
Mexican Bonos 8.50% 5/31/29	MXN	25,500,000	1,231,895
Mexico Government International Bond 4.40% 2/12/52		225,000	169,939
			1,401,834
Mongolia — 0.01%
Mongolia Government International Bonds 144A 3.50% 7/7/27 #		200,000	162,488
			162,488
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Morocco — 0.01%
Morocco Government International Bond 144A 2.375% 12/15/27 #	300,000	$ 242,368
		242,368
Nigeria — 0.01%
Nigeria Government International Bond 144A 7.875% 2/16/32 #	537,000	375,497
		375,497
Oman — 0.02%
Oman Government International Bonds
144A 6.75% 1/17/48 #	343,000	296,883
7.375% 10/28/32	200,000	207,225
		504,108
Pakistan — 0.00%
Pakistan Government International Bond 144A 7.375% 4/8/31 #	200,000	127,152
		127,152
Panama — 0.02%
Panama Bonos del Tesoro 3.362% 6/30/31	200,000	176,300
Panama Government International Bond 144A 3.75% 4/17/26 #	363,000	353,017
		529,317
Paraguay — 0.02%
Paraguay Government International Bonds
144A 4.95% 4/28/31 #	300,000	278,021
144A 5.40% 3/30/50 #	403,000	313,858
		591,879
Peru — 0.03%
Peruvian Government International Bonds
2.392% 1/23/26	323,000	300,627
2.844% 6/20/30	512,000	447,202
5.625% 11/18/50	35,000	36,358
		784,187

NQ-OPTFI [6/22] 8/22 (2351750)    39

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Philippines — 0.02%
Philippine Government International Bond 3.229% 3/29/27		510,000	$ 494,913
			494,913
Poland — 0.02%
Republic of Poland Government Bond 2.50% 4/25/24	PLN	2,487,000	509,398
			509,398
Qatar — 0.01%
Qatar Government International Bonds 144A 4.40% 4/16/50 #		400,000	382,776
			382,776
Republic of North Macedonia — 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	150,000	140,410
			140,410
Romania — 0.06%
Romanian Government International Bonds
144A 1.75% 7/13/30 #	EUR	1,800,000	1,349,208
144A 2.625% 12/2/40 #	EUR	123,000	75,370
144A 3.375% 1/28/50 #	EUR	109,000	68,275
			1,492,853
Russia — 0.01%
Russian Foreign Bond - Eurobonds
144A 4.25% 6/23/27 #		600,000	164,400
4.375% 3/21/29		200,000	55,150
144A 5.25% 6/23/47 #		200,000	54,800
			274,350
Saudi Arabia — 0.12%
Saudi Government International Bonds
144A 2.875% 3/4/23 #		2,200,000	2,197,428
144A 3.25% 11/17/51 #		400,000	302,376
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Saudi Arabia (continued)
Saudi Government International Bonds
144A 3.625% 3/4/28 #		541,000	$ 534,701
			3,034,505
Senegal — 0.01%
Senegal Government International Bonds
144A 5.375% 6/8/37 #	EUR	200,000	131,910
144A 6.75% 3/13/48 #		210,000	134,301
			266,211
Serbia — 0.01%
Serbia International Bonds
144A 1.00% 9/23/28 #	EUR	200,000	153,414
144A 2.125% 12/1/30 #		200,000	147,314
144A 3.125% 5/15/27 #	EUR	100,000	91,986
			392,714
South Africa — 0.12%
Republic of South Africa Government International Bonds
4.85% 9/30/29		3,200,000	2,741,504
5.65% 9/27/47		200,000	137,070
5.75% 9/30/49		200,000	137,201
5.875% 6/22/30		268,000	242,513
			3,258,288
Sri Lanka — 0.01%
Sri Lanka Government International Bond 144A 6.20% 5/11/27 #		453,000	147,368
			147,368
Trinidad and Tobago — 0.01%
Trinidad & Tobago Government International Bond 144A 4.50% 6/26/30 #		200,000	174,990
			174,990

40    NQ-OPTFI [6/22] 8/22 (2351750)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Turkey — 0.03%
Hazine Mustesarligi Varlik Kiralama 144A 5.125% 6/22/26 #		200,000	$ 178,880
Turkey Government International Bond 7.625% 4/26/29		500,000	422,720
Turkiye Ihracat Kredi Bankasi 144A 5.75% 7/6/26 #		350,000	293,282
			894,882
Ukraine — 0.01%
Ukraine Government International Bond 144A 7.75% 9/1/26 #		804,000	211,709
			211,709
United Kingdom — 0.00%
United Kingdom Gilt 1.75% 9/7/22	GBP	100,000	121,846
			121,846
Uruguay — 0.01%
Uruguay Government International Bonds 4.375% 1/23/31		232,000	234,972
			234,972
Uzbekistan — 0.02%
Republic of Uzbekistan International Bonds
144A 3.90% 10/19/31 #		200,000	142,168
144A 5.375% 2/20/29 #		448,000	395,454
			537,622
Total Sovereign Bonds (cost $84,735,203)			71,175,081

Supranational Banks — 0.01%
Banque Ouest Africaine de Developpement 144A 2.75% 1/22/33 #	EUR	200,000	168,309
Total Supranational Banks (cost $240,998)			168,309

US Treasury Obligations — 14.29%
US Treasury Bonds
1.25% 5/15/50		1,800,000	1,146,023
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Bonds
1.375% 11/15/40	100,000	$ 72,059
1.625% 11/15/50	13,500,000	9,500,888
1.75% 8/15/41	13,900,000	10,578,660
1.875% 2/15/41	52,800,000	41,432,530
1.875% 2/15/51	2,700,000	2,026,582
1.875% 11/15/51	5,100,000	3,828,187
2.00% 2/15/50	16,000,000	12,406,250
2.00% 8/15/51	8,475,000	6,553,890
2.25% 8/15/46	26,435,000	21,336,452
2.25% 2/15/52	5,475,000	4,507,465
2.50% 2/15/45	37,100,000	31,494,424
2.75% 8/15/42	900,000	808,277
2.75% 11/15/42	1,400,000	1,254,805
2.875% 5/15/43	2,200,000	2,008,016
2.875% 8/15/45	16,700,000	15,183,954
2.875% 5/15/52	12,575,000	11,880,427
3.00% 5/15/47	900,000	841,922
3.00% 8/15/48	3,770,000	3,563,976
3.125% 5/15/48	1,490,000	1,442,681

US Treasury Floating Rate Note 1.784% (0.08% minus USBMMY3M) 4/30/24 •	26,145,000	26,127,164
US Treasury Notes
0.50% 10/31/27	13,200,000	11,534,531
1.875% 7/31/22	38,900,000	38,923,449
1.875% 8/31/24 ∞	2,170,000	2,119,437
2.00% 11/30/22 ∞	7,700,000	7,688,127
2.00% 6/30/24	7,700,000	7,555,926
2.125% 3/31/24 ∞	2,010,000	1,980,871
2.125% 11/30/24	11,130,000	10,902,617
2.25% 11/15/24	11,030,000	10,846,669
2.375% 2/29/24	4,000,000	3,962,969
2.375% 8/15/24 ∞	1,820,000	1,796,468
2.375% 3/31/29	7,190,000	6,883,723
2.50% 1/31/24 ∞	2,790,000	2,769,729
2.50% 5/31/24	3,910,000	3,875,024
2.625% 3/31/25	12,700,000	12,573,497
2.625% 5/31/27	4,445,000	4,361,482
2.75% 5/15/25	11,100,000	11,015,883
2.875% 11/30/23 ∞	2,500,000	2,497,314
2.875% 5/15/32	21,505,000	21,266,430

US Treasury Strip Principal 2.26% 5/15/44 ^	4,290,000	1,995,071
Total US Treasury Obligations (cost $421,293,574)		372,543,849

NQ-OPTFI [6/22] 8/22 (2351750)    41

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 0.02%
Communication Services — 0.00%
Century Communications =, †	1,975,000	$ 0
		0
Consumer Discretionary — 0.02%
Grupo Aeromexico †	50,210	539,315
		539,315
Total Common Stocks (cost $880,472)		539,315

Preferred Stock — 0.01%
General Electric 5.159% (LIBOR03M + 3.33%) ω, •	300,000	263,985
Total Preferred Stock (cost $299,875)		263,985
	Number of contracts
Options Purchased — 0.14%
Foreign Currency Put Options — 0.00%
AUD vs JPY, strike price 78.00 AUD, expiration date 8/23/22, notional amount 3,376,230,000 (JPMCB)	43,285,000	33,403
GBP vs JPY, strike price 148.00 GBP, expiration date 8/23/22, notional amount 3,843,560,000 (JPMCB)	25,970,000	73,216
		106,619
Notional amount
Put Swaptions — 0.14%
30 yr IRS pay a fixed rate 2.06% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/25/23 (BOFA)	15,500,000	2,759,326
	Notional amount	Value (US $)
Put Swaptions (continued)
30 yr IRS pay a fixed rate 2.102% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 9/15/23 (MS)	4,800,000	$ 818,856
Options Purchased (premium paid $1,994,638)		3,684,801
	Number of shares
Short-Term Investments — 29.69%
Money Market Mutual Funds — 3.22%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 1.32%)	21,001,856	21,001,856
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 1.21%)	21,001,856	21,001,856
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 1.39%)	21,001,856	21,001,856
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 1.34%)	21,001,856	21,001,856
		84,007,424

42    NQ-OPTFI [6/22] 8/22 (2351750)

(Unaudited)
	Principal amount°	Value (US $)
Repurchase Agreements — 26.40%
US Treasury repurchase agreement with Nomura Securities International 1.48%, dated 6/29/22, to be repurchased 7/1/22, repurchase price $342,014,060 (collateralized by US government obligations; 2.875%; market value $354,057,087)	342,000,000	$ 342,000,000
US Treasury repurchase agreement with Nomura Securities International 1.48%, dated 6/30/22, to be repurchased 7/5/22, repurchase price $346,456,964 (collateralized by US government obligations; 3.00%%; market value $355,711,103)	346,400,000	346,400,000
		688,400,000
US Treasury Obligation — 0.07%≠
US Cash Management Bills 0.649% 7/19/22∞	1,787,000	1,786,091
		1,786,091
Total Short-Term Investments (cost $774,193,867)		774,193,515
Total Value of Securities Before Options Written—124.09% (cost $3,510,505,310)		3,235,899,261

	Number of contracts	Value (US $)
Options Written — (0.41%)
Foreign Currency Put Options — (0.00%)
AUD vs JPY, strike price 72.00 AUD, expiration date 8/23/22, notional amount (3,116,520,000) (JPMCB)	(43,285,000)	$ (11,832)
GBP vs JPY, strike price 140.00 GBP, expiration date 8/23/22, notional amount (3,635,800,000) (JPMCB)	(25,970,000)	(27,187)
		(39,019)
Interest Put Option — (0.00%)
Fannie Mae strike price $99.66, expiration date 9/7/22, notional amount ($647,765,625)	(6,500,000)	(40,735)
		(40,735)
	Notional amount
Call Swaptions — (0.01%)
1 yr IRS pay a fixed rate 0.55% and receive a floating rate based on 3-month EURIBOR expiration date 3/31/23 (BNP)	(66,200,000)	(47,730)
1 yr IRS pay a fixed rate 0.70% and receive a floating rate based on 3-month EURIBOR expiration date 4/26/23 (GS)	(4,200,000)	(4,146)
NQ-OPTFI [6/22] 8/22 (2351750)    43

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Notional amount	Value (US $)
Call Swaptions (continued)
1 yr IRS pay a fixed rate 0.70% and receive a floating rate based on 3-month EURIBOR expiration date 4/28/23 (BNP)	(4,300,000)	$ (4,231)
1 yr IRS pay a fixed rate 0.87% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 11/2/22 (GS)	(156,100,000)	(5,307)
1 yr IRS pay a fixed rate 2.841% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/27/23 (GS)	(1,800,000)	(10,365)
1 yr IRS pay a fixed rate 2.92% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/13/23 (DB)	(3,000,000)	(17,925)
1 yr IRS pay a fixed rate 2.92% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/13/23 (GS)	(2,600,000)	(15,535)
1 yr IRS pay a fixed rate 2.973% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/25/23 (GS)	(1,800,000)	(11,558)
	Notional amount	Value (US $)
Call Swaptions (continued)
1 yr IRS pay a fixed rate 3.018% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/20/23 (GS)	(1,700,000)	$ (11,201)
1 yr IRS pay a fixed rate 3.14% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/23/23 (GS)	(1,700,000)	(12,383)
1 yr IRS pay a fixed rate 3.19% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/23/23 (GS)	(1,700,000)	(12,867)
1 yr IRS pay a fixed rate 3.225% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/23/23 (GS)	(1,700,000)	(13,213)
2 yr IRS pay a fixed rate 0.35% and receive a floating rate based on 3-month EURIBOR expiration date 8/8/22 (DB)	(1,500,000)	(127)
		(166,588)
Put Swaptions — (0.40%)
1 yr IRS pay a fixed rate 1.27% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 11/2/22 (GS)	(156,100,000)	(3,540,660)

44    NQ-OPTFI [6/22] 8/22 (2351750)

(Unaudited)
	Notional amount	Value (US $)
Put Swaptions (continued)
1 yr IRS pay a fixed rate 2.10% and receive a floating rate based on 3-month EURIBOR expiration date 3/31/23 (BNP)	(66,200,000)	$ (217,419)
1 yr IRS pay a fixed rate 2.25% and receive a floating rate based on 3-month EURIBOR expiration date 4/26/23 (GS)	(4,200,000)	(12,971)
1 yr IRS pay a fixed rate 2.25% and receive a floating rate based on 3-month EURIBOR expiration date 4/28/23 (BNP)	(4,300,000)	(13,329)
1 yr IRS pay a fixed rate 2.841% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/27/23 (GS)	(1,800,000)	(12,287)
1 yr IRS pay a fixed rate 2.92% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/13/23 (DB)	(3,000,000)	(19,503)
1 yr IRS pay a fixed rate 2.92% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/13/23 (GS)	(2,600,000)	(16,903)
	Notional amount	Value (US $)
Put Swaptions (continued)
1 yr IRS pay a fixed rate 2.973% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/25/23 (GS)	(1,800,000)	$ (11,266)
1 yr IRS pay a fixed rate 3.018% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/20/23 (GS)	(1,700,000)	(10,285)
1 yr IRS pay a fixed rate 3.14% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/23/23 (GS)	(1,700,000)	(9,466)
1 yr IRS pay a fixed rate 3.19% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/23/23 (GS)	(1,700,000)	(9,143)
1 yr IRS pay a fixed rate 3.225% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/23/23 (GS)	(1,700,000)	(8,923)
2 yr IRS pay a fixed rate 0.55% and receive a floating rate based on 3-month EURIBOR expiration date 8/8/22 (DB)	(1,500,000)	(26,550)

NQ-OPTFI [6/22] 8/22 (2351750)    45

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Notional amount	Value (US $)
Put Swaptions (continued)
5 yr IRS pay a fixed rate 1.96% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 9/15/23 (MS)	(24,000,000)	$ (1,251,048)
5 yr IRS pay a fixed rate 2.00% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 10/25/23 (BOFA)	(77,500,000)	(3,950,872)
10 yr IRS pay a fixed rate 1.875% and receive a floating rate based on 3-month USD-ICE LIBOR expiration date 7/13/22 (DB)	(16,200,000)	(1,233,662)
CDX.NA.HY 38 5 yr strike price $95, expiration date 8/17/22 (JPMCB)	(3,300,000)	(50,216)
CDX.NA.IG 38 5 yr strike price $1.20, expiration date 7/20/22 (CITI)	(6,500,000)	(4,901)
		(10,399,404)
Total Options Written (premium received $2,846,795)		(10,645,746)

Liabilities Net of Receivables and Other Assets—(23.68%)★		(617,522,598)
Net Assets Applicable to 307,667,091 Shares Outstanding—100.00%		$2,607,730,917
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
∞	Fully or partially pledged as collateral for futures and swap contracts.
≠	The rate shown is the effective yield at the time of purchase.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at June 30, 2022.
Δ	Securities have been classified by country of risk.
X	This loan will settle after June 30, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
ω	Perpetual security with no stated maturity date.
‡	Non-income producing security. Security is currently in default.
>	PIK. 80% of the income received was in cash and 20% was in principal.
ψ	Perpetual security. Maturity date represents next call date.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $512,190,600, which represents 19.64% of the Fund's net assets.
†	Non-income producing security.

46    NQ-OPTFI [6/22] 8/22 (2351750)

(Unaudited)
★	Includes $7,651,000 cash collateral held at brokers for certain open derivatives, $762,000 cash collateral pledged for TBA transactions, and $6,290,000 cash collateral due to brokers for certain open derivatives.
The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at June 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	AUD	1,170,610	USD	(842,808)	7/5/22	$—	$(34,786)
BAML	AUD	3,993,390	USD	(2,773,373)	8/2/22	—	(16,217)
BAML	CAD	(1,318,000)	USD	1,030,444	7/5/22	6,487	—
BAML	DKK	155,204,439	USD	(22,084,207)	7/1/22	—	(215,470)
BAML	DKK	(211,764,257)	USD	30,185,477	8/1/22	281,934	—
BAML	EUR	(95,565,000)	USD	102,432,234	7/5/22	2,253,633	—
BAML	GBP	(11,807,000)	USD	14,928,617	7/5/22	555,206	—
BAML	JPY	(2,147,483,648)	USD	41,108,670	7/11/22	4,160,148	—
BAML	MXN	3,628,000	USD	(178,719)	8/9/22	330	—
BAML	ZAR	17,035,228	USD	(1,110,257)	7/13/22	—	(64,557)
BAML	ZAR	19,429,064	USD	(1,223,608)	11/8/22	—	(45,333)
BNP	CAD	(747,000)	USD	591,627	7/5/22	11,280	—
BNP	EUR	96,325,000	USD	(101,324,124)	7/5/22	—	(348,832)
BNP	EUR	(95,935,000)	USD	101,088,340	8/2/22	324,255	—
BNP	GBP	9,394,000	USD	(11,408,543)	7/5/22	27,370	—
BNP	GBP	(9,394,000)	USD	11,414,020	8/2/22	—	(28,201)
BNP	INR	24,270,116	USD	(311,350)	8/10/22	—	(5,258)
BNP	JPY	4,629,777	USD	(36,035)	7/5/22	—	(1,903)
BNP	JPY	1,768,798,749	USD	(13,041,609)	8/2/22	22,097	—
BNP	MXN	2,062,000	USD	(102,602)	7/1/22	—	(82)
BNP	MXN	(11,297,000)	USD	514,292	8/9/22	—	(43,239)
BNP	MXN	(20,891,000)	USD	1,024,196	9/15/22	453	—
BNP	ZAR	32,392,222	USD	(2,028,748)	8/16/22	—	(47,735)
BNP	ZAR	17,180,265	USD	(1,071,354)	11/8/22	—	(29,458)
CITI	BRL	60,530,217	USD	(11,559,951)	8/2/22	—	(113,552)
DB	DKK	(155,238,234)	USD	23,051,178	7/1/22	1,177,677	—
DB	MXN	(2,062,000)	USD	100,115	7/1/22	—	(2,405)
DB	ZAR	10,804,156	USD	(687,646)	12/12/22	—	(34,652)
DB	ZAR	8,244,054	USD	(493,641)	2/13/23	1,480	—
JPMCB	AUD	(656,781)	USD	451,865	7/5/22	—	(1,483)
JPMCB	AUD	656,781	USD	(451,976)	8/2/22	1,484	—
JPMCB	COP	1,508,200,000	USD	(392,627)	8/23/22	—	(32,797)
JPMCB	EUR	(760,000)	USD	794,436	7/5/22	—	(2,254)
JPMCB	EUR	(1,114,000)	USD	1,176,077	9/9/22	2,547	—
JPMCB	GBP	2,413,000	USD	(2,945,059)	7/5/22	—	(7,561)
JPMCB	KRW	(128,436,922)	USD	100,897	8/10/22	1,175	—
JPMCB	MXN	(2,935,000)	USD	146,931	7/15/22	1,385	—
JPMCB	MXN	(6,969,000)	USD	343,055	9/8/22	1,100	—
TD	EUR	(7,932,284)	USD	8,335,641	8/19/22	12,330	—
Total Foreign Currency Exchange Contracts						$8,842,371	$(1,075,775)
NQ-OPTFI [6/22] 8/22 (2351750)    47

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
131	Euro-BTP	$16,902,092	$17,346,073	9/8/22	$—	$(443,981)	$135,118
(75)	Euro-Bund	(11,693,550)	(12,031,030)	9/8/22	337,480	—	(138,908)
(26)	Long 10 yr Gilt	(3,607,444)	(3,737,024)	9/28/22	129,580	—	(33,435)
137	US Treasury 3 yr Notes	29,583,437	29,710,624	9/30/22	—	(127,187)	128,438
2,250	US Treasury 5 yr Notes	252,562,500	253,226,788	9/30/22	—	(664,288)	1,582,020
812	US Treasury 10 yr Notes	96,247,375	96,863,832	9/21/22	—	(616,457)	824,683
(121)	US Treasury 10 yr Notes	(14,342,281)	(14,371,248)	9/21/22	28,967	—	(50,047)
(524)	US Treasury 10 yr Ultra Notes	(66,744,500)	(66,747,851)	9/21/22	3,351	—	(632,654)
505	US Treasury Long Bonds	70,005,625	70,377,301	9/21/22	—	(371,676)	852,188
(2)	US Treasury Long Bonds	(277,250)	(278,714)	9/21/22	1,464	—	(3,375)
29	US Treasury Ultra Bonds	4,475,969	4,429,630	9/21/22	46,339	—	67,969
(124)	US Treasury Ultra Bonds	(19,138,625)	(19,338,036)	9/21/22	199,411	—	(290,625)
Total Futures Contracts			$355,450,345		$746,592	$(2,223,589)	$2,441,372
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection SoldMoody's Ratings:
AT&T 2.45% 5/15/18 Baa2 6/20/24-Quarterly	1,800,000	1.000%	$359	$20,332	$—	$(19,973)	$359
Boeing 2.60% 10/20/25 Baa3 12/20/26-Quarterly	4,100,000	1.000%	(246,177)	(20,568)	—	(225,609)	(39,813)
Boeing 2.60% 10/30/25 Baa2 6/20/23-Quarterly	1,400,000	1.000%	(7,698)	1,966	—	(9,664)	117
Boeing 2.60% 10/30/25 Baa2 6/26/26-Quarterly	700,000	1.000%	(34,953)	(4,112)	—	(30,841)	246
British Telecom 2.70% 10/9/22 Baa1 12/20/28-Quarterly	EUR 1,600,000	1.000%	(75,889)	(74,744)	—	(1,145)	1,997
48    NQ-OPTFI [6/22] 8/22 (2351750)

(Unaudited)

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Protection SoldMoody's Ratings (continued):
British Telecom 5.75% 12/7/28 Baa2 12/20/24-Quarterly	EUR 2,800,000	1.000%	$16,176	$48,027	$—	$(31,851)	$944
CDX.ITRX.EUR.34[4] 12/20/25-Quarterly	EUR 8,000,000	1.000%	12,995	197,603	—	(184,608)	(3,704)
CDX.ITRX.EUR.37[4] 6/21/27-Quarterly	EUR 8,800,000	1.000%	(81,513)	65,059	—	(146,571)	(27,246)
CDX.NA.HY.38[5] 6/21/27-Quarterly	9,801,000	5.000%	(285,485)	285,956	—	(571,441)	179,866
CDX.NA.IG.35[6] 12/20/25-Quarterly	400,000	1.000%	2,558	7,333	—	(4,775)	38
CDX.NA.IG.36[6] 6/20/26-Quarterly	1,900,000	1.000%	8,291	37,487	—	(29,196)	(214)
CDX.NA.IG.37[6] 12/20/26-Quarterly	1,300,000	1.000%	2,780	25,763	—	(22,983)	116
CDX.NA.IG.38[6] 6/21/27-Quarterly	26,800,000	1.000%	(8,513)	297,982	—	(306,495)	6,220
General Electric 2.70% 10/9/22 Baa1 12/20/26-Quarterly	1,200,000	1.000%	(35,596)	11,624	—	(47,220)	(724)
General Electric 2.70% 10/9/22 Baa1 6/20/26-Quarterly	600,000	1.000%	(12,208)	4,608	—	(16,816)	(790)
General Motors 5.70% 10/9/22 Baa1 12/20/26-Quarterly	600,000	5.000%	53,962	101,233	—	(47,271)	(133)
Stellantis 5.00% 1/11/21 Baa3 6/20/26-Quarterly	EUR 3,100,000	5.000%	372,829	590,638	—	(217,809)	88,961
Tesco 1.00% 6/25/19 Baa3 6/20/28-Quarterly	EUR 2,700,000	1.000%	(98,347)	696	—	(99,043)	6,718
Valeo 1.00% Baa3 6/20/26-Quarterly	EUR 400,000	1.000%	(27,910)	(5,738)	—	(22,172)	449
Valeo 1.00% Baa3 6/20/28-Quarterly	EUR 3,000,000	1.000%	(411,575)	(118,613)	—	(292,962)	195,521
			(855,914)	1,472,532	—	(2,328,446)	408,928
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Mexico 10.375% 1/28/33 Baa2 6/22/26-Quarterly	2,085,000	1.000%	38,636	12,399	26,237	—	—
JPMCB Republic of Brazil 4.25% 1/7/25 Ba2 6/20/26-Quarterly	2,570,000	1.000%	138,342	64,574	73,768	—	—
NQ-OPTFI [6/22] 8/22 (2351750)    49

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Protection SoldMoody's Ratings:
CITI Republic of Colombia 10.375% 1/28/33 Baa2 12/20/24-Quarterly	200,000	1.000%	$(4,472)	$368	$—	$(4,840)	$—
DB CMBX.NA.AAA[7] 10/17/57-Monthly	14,200,000	0.500%	9,641	(812,404)	822,045	—	—
JPMCB HOCHTIEF 1.00% 3/7/25 BBB 12/20/26-Quarterly	EUR 1,100,000	5.000%	102,280	226,078	—	(123,798)	—
JPMCB HOCHTIEF 5.00% 3/7/25 BBB 12/20/26-Quarterly	EUR 1,100,000	5.000%	102,280	224,250	—	(121,970)	—
JPMCB Republic of South Africa 5.50% 3/9/20 Baa3 12/20/23-Quarterly	700,000	1.000%	(10,675)	(9,950)	—	(725)	—
			376,032	(294,685)	922,050	(251,333)	—
Total CDS Contracts			$(479,882)	$1,177,847	$922,050	$(2,579,778)	$408,928
IRS Contracts[8]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
1 yr IRS[9] 3/24/23- (28 Days/ 28 Days)	MXN 172,990,000	(5.66)%/ 4.797%	$(225,492)	$(3,727)	$—	$(221,765)	$3,516
2 yr IRS[10]3/30/23- (Semiannually/ Quarterly)	7,600,000	0.25%/ (0.132)%	161,536	(2,540)	164,076	—	(1,525)
5 yr IRS[10] 2/18/26- (Quarterly/ Semiannually)	42,100,000	(0.64)%/ 0.125%	(3,455,466)	(265,015)	—	(3,190,451)	203,942
5 yr IRS[11] 1/4/27- (Quarterly/ Semiannually)	BRL 43,000,000	0.812%/ (0.05)%	(509,235)	(252,706)	—	(256,529)	17,215
5 yr IRS[12] 3/3/25- (Semiannually/ Semiannually)	CAD 800,000	(1.29)%/ 0.45%	(34,904)	3,245	—	(38,149)	77
5 yr IRS[12] 3/3/25- (Semiannually/ Semiannually)	CAD 2,600,000	(1.275)%/ 0.45%	(114,213)	9,681	—	(123,894)	251
5 yr IRS[12] 3/3/25- (Semiannually/ Semiannually)	CAD 1,600,000	(1.276)%/ 0.45%	(70,253)	5,993	—	(76,246)	154
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(Unaudited)
IRS Contracts[8]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
5 yr IRS[12] 3/3/25- (Semiannually/ Semiannually)	CAD 2,900,000	(1.22)%/ 0.45%	$(130,552)	$7,264	$—	$(137,816)	$281
5 yr IRS[12] 3/4/25- (Semiannually/ Semiannually)	CAD 20,500,000	(1.235)%/ 0.45%	(916,774)	58,003	—	(974,777)	1,984
5 yr IRS[12] 6/16/26- (Semiannually/ Semiannually)	CAD 30,300,000	(1.00)%/ 0.45%	(2,159,602)	(353,485)	—	(1,806,117)	(704,679)
5 yr IRS[13] 9/16/25- (Annually/ Annually)	GBP 5,700,000	0.50%/ (0.05)%	435,282	(38,645)	473,927	—	(28,054)
5 yr IRS[13] 9/21/27- (Annually/ Annually)	GBP 28,500,000	0.50%/ (0.05)%	3,216,058	2,196,343	1,019,715	—	(228,199)
5 yr IRS[14] 4/11/27- (Quarterly/ Semiannually)	EUR 1,900,000	(0.70)%/ 0.263%	(89,110)	—	—	(89,110)	12,644
5 yr IRS[14] 4/12/27- (Quarterly/ Semiannually)	EUR 3,800,000	(0.65)%/ 0.263%	(187,501)	—	—	(187,501)	25,301
5 yr IRS[14] 5/13/27- (Quarterly/ Semiannually)	EUR 4,100,000	(1.00)%/ 0.263%	(137,292)	—	—	(137,292)	27,500
5 yr IRS[14] 5/18/27- (Quarterly/ Semiannually)	EUR 2,000,000	(1.00)%/ 0.263%	(67,515)	—	—	(67,515)	13,472
6 yr IRS[15] 1/4/27- (At Maturity/ At Maturity)	BRL 6,600,000	10.12%/ (13.15)%	134,801	—	134,801	—	(3,720)
6 yr IRS[15] 1/4/27- (At Maturity/ At Maturity)	BRL 32,100,000	11.065%/ (13.15)%	(388,389)	—	—	(388,389)	13,077
6 yr IRS[15] 1/4/27- (At Maturity/ At Maturity)	BRL 67,700,000	10.995%/ (13.15)%	(861,501)	—	—	(861,501)	28,370
6 yr IRS[15] 1/4/27- (At Maturity/ At Maturity)	BRL 32,400,000	11.098%/ (13.15)%	(388,740)	—	—	(388,740)	13,072
7 yr IRS[10] 12/16/22- (Semiannually/ Quarterly)	41,600,000	2.25%/ (0.118)%	79,726	(1,335,081)	1,414,807	—	(88)
10 yr IRS[11] 10/1/31- (Quarterly/ Semiannually)	8,600,000	(1.80)%/ 0.131%	(872,319)	115,385	—	(987,704)	64,259
10 yr IRS[11] 15/18/32- (Quarterly/ Semiannually)	9,900,000	0.812%/ (0.05)%	(616,098)	—	—	(616,098)	101,278
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Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
IRS Contracts[8]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
30 yr IRS[15] 12/21/52- (Quarterly/ Semiannually)	17,000,000	0.812%/ (0.05)%	$2,811,287	$3,542,180	$—	$(730,893)	$224,586
Total IRS Contracts			$(4,386,266)	$3,686,895	$3,207,326	$(11,280,487)	$(215,286)
The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts and foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(790,578).
[4]	Markit’s iTraxx Europe Subordinated Financials Index, or the ITRX EUR SUB FIN, is comprised of 25 Financial entities from the Markit iTraxx® Europe Index referencing subordinated debt.
[5]	Markit’s North America High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade is in the CDS market.
[6]	Markit’s North America Investment Grade Index, or the CDX.NA.IG Index, is composed of 125 liquid North American entities with investment grade credit ratings that trade in the CDS market.
[7]	Markit’s CMBX Index, or the CMBX.NA Index, is a synthetic tradable index referencing a basket of 25 commercial mortgage backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to
BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.
[8]	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
[9]	Rate resets based on MXIBTIIE.
[10]	Rate resets based on LIBOR03M.
[11]	Rate resets based on SOFR.
[12]	Rate resets based on CDOR06M.
[13]	Rate resets based on BP0012M.
[14]	Rate resets based on EUR006M.
[15]	Rate paid based on Brazil CETIP Interbank Deposit.
Summary of abbreviations:
ABS – Asset-Backed Security
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
BB – Barclays Bank
BNP – BNP Paribas
BP0003M – 3 Month Sterling LIBOR Interest Rate
BP0012M – 12 Month Sterling LIBOR Interest Rate
BTP – Buoni del Tesoro Poliennali
CDOR06M – 6 Month Canadian Dollar Offered Rate
CDS – Credit Default Swap

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(Unaudited)
Summary of abbreviations: (continued)
CDX.NA.HY – Credit Default Swap Index North America High Yield
CDX.NA.IG – Credit Default Swap Index North America Investment Grade
CITI – Citigroup
CLO – Collateralized Loan Obligation
CMBX.NA – Commercial Mortgage-Backed Index North America
COF 11 – Cost of Funds for the 11th District of San Francisco
DAC – Designated Activity Company
DB – Deutsche Bank
EUR001M – EURIBOR EUR 1 Month
EUR003M – EURIBOR EUR 3 Month
EUR006M – EURIBOR EUR 6 Month
EURIBOR – Euro interbank offered rate
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
H15T1Y – US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE – Intercontinental Exchange, Inc.
IRS – Interest Rate Swap
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR12M – ICE LIBOR USD 12 Month
MASTR – Mortgage Asset Securitization Transactions, Inc.
MS – Morgan Stanley
MXIBTIIE – Mexico 28 days interbank rate
PIK – Payment-in-kind
Summary of abbreviations: (continued)
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SONIA3M – 3 Month Sterling Overnight Indexed Average
TBA – To be announced
TBD – To be determined
TD – TD Bank
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CLP – Chilean Peso
COP – Colombian Peso
CZK – Czech Koruna
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
HUF – Hungarian Forint
IDR – Indonesian Rupiah
INR – Indian Rupee
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
PLN – Polish Zloty
USD – US Dollar
ZAR – South African Rand
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